AS FILED WITH THE SECURITIES

AND EXCHANGE COMMISSION

ON 03/02/2015

FILE NOS: 811-10103

333-45040

SECURITIES AND EXCHANGE COMMISSION

----------------------------------

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X ]

Pre-Effective Amendment No.

[    ]

Post-Effective Amendment No.

[30]

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

[X ]

Amendment No.

[31]

(Check appropriate box or boxes.)

SATUIT CAPITAL MANAGEMENT TRUST

(Exact name of Registrant as Specified in Charter)

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of Principal Executive Office)

1-866-9-SATUIT

(Registrant's Telephone Number, including Area Code:)

THOMAS R. WESTLE

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York  10174

(Name and Address of Agent for Service)

Please send copy of communications to:

DAVID D. JONES

Drake Compliance, LLC

422 Fleming Street, Suite 7

Key West, FL  33040

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/ X/     immediately upon filing pursuant to paragraph (b)

/    /     on (date) pursuant to paragraph (b)

/    /     60 days after filing pursuant to paragraph (a)(1)

/   /     on (date) pursuant to paragraph (a)(3)

/   /     75 days after filing pursuant to paragraph (a)(2)

/   /     on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/   /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

A Rule 24f-2 Notice for the Trust’s fiscal year ended October 31, 2014 was filed on January 23, 2015.

PROSPECTUS

No-Load Shares

TICKER SYMBOL
SATUIT CAPITAL U.S. EMERGING COMPANIES FUND	SATMX
SATUIT CAPITAL U.S. SMALL CAP FUND	SATSX
SATUIT CAPITAL U.S. SMID CAP FUND	SATDX

Each a series of

SATUIT CAPITAL MANAGEMENT TRUST

This Prospectus relates to the offering of No-Load Class shares only of each series.  Other share classes are offered via a separate prospectus.

MARCH 2, 2015

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (the “SEC”) or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

ITEM	PAGE NO.

SECTION 1- SUMMARY SECTION

  Satuit U.S. Emerging Companies Fund Summary

      Investment Objective

      Fees and Expenses

      Example

      Portfolio Turnover

      Principal Investment Strategies

      Principal Risks

      Past Performance

      Management

      Purchase and Sale of Fund Shares

      Tax Information

      Payments to Broker Dealers and Other Financial Intermediaries

  Satuit U.S. Small Cap Fund Summary

      Investment Objective

      Fees and Expenses

      Example

      Portfolio Turnover

      Principal Investment Strategies

      Principal Risks

      Past Performance

      Management

      Purchase and Sale of Fund Shares

      Tax Information

      Payments to Broker Dealers and Other Financial Intermediaries

   Satuit U.S. SMID Cap Fund Summary

      Investment Objective

      Fees and Expenses

      Example

      Portfolio Turnover

      Principal Investment Strategies

      Principal Risks

      Past Performance

      Management

      Purchase and Sale of Fund Shares

      Tax Information

      Payments to Broker Dealers and Other Financial Intermediaries

---- ---- ---- ----

SECTION 2-  ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, RELATED RISKS AND PORTFOLIO HOLDINGS

    Satuit Emerging Companies Fund

    Satuit US Small Cap Fund

    Satuit US SMID Cap Fund

SECTION 3- WHO MANAGES YOUR MONEY The Investment Advisers The Investment Committee
SECTION 4- HOW YOU CAN BUY AND SELL SHARES Your Account How to Open and Account and Buy Shares How to Sell (Redeem) Shares of the Fund
SECTION 5- GENERAL INFORMATION Dividends, Distributions and Taxes Net Asset Value Frequent Trading Distribution and Servicing (12b-1) Plan Fund Service Providers
SECTION 6- FINANCIAL HIGHLIGHTS
SECTION 7- FOR MORE INFORMATION

SECTION 1 – SUMMARY SECTION

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND SUMMARY

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide investors with long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%
Exchange Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.84%

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$187	$579	$995	$2,159

Your expenses would be the same if you did not redeem your shares at the end of each time period.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of emerging companies. The Fund's investment adviser considers a company to be an emerging company when its market capitalization, at the time of purchase, is within the range of market capitalizations of those companies comprising the Russell Micro Cap Index (RMicro).  As of the latest reconstitution of the RMicro on January 1, 2015, the capitalization range of companies comprising the Index is approximately $9.6 million to $5.7 billion.

The Fund's investment adviser will select portfolio securities which the investment adviser believes exhibit reasonable valuations and favorable growth prospects. The factors the investment adviser considers when determining whether a security exhibits reasonable valuation and favorable growth prospects, respectively,  include a company’s forward price to earnings multiple as compared to its forward earnings per share projection and a company’s revenue, margin, balance-sheet and cash flow characteristics.  The Fund's investment adviser uses proprietary quantitative analysis of both value and growth characteristics to rank U.S. emerging companies.

Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Fund's investment adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

PRINCIPAL RISKS

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Fund are listed below and could adversely affect the net asset value (the “NAV”), total return and value of the Fund and your investment.

Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

Stock Selection Risks:  The portfolio securities selected by the Fund's investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund’s investment objective.

Risks of Investment In Emerging Companies:  The Fund invests principally in emerging companies, generally a market capitalization of $1.5 billion or less.  Accordingly, the Fund may be subject to the additional risks associated with investment in companies with micro capital structures.   These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii)  lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may never be established.  The increased risk involved with investing in emerging companies may cause the market prices of their securities to be more volatile than those of larger, more established companies.  Further, these securities tend to trade at a lower volume than do those of larger, more established companies, which generally results in less liquidity.  If the Fund is heavily invested in these securities, the NAV of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments. The Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the Fund.

Who should buy this Fund

The Fund is most appropriate for investors who understand the risks of investing in domestic smaller capitalization stock markets and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.satuitfunds.com or by calling the Fund, toll free, at 1-866-972-8848.

The bar chart shows the changes in the Fund’s total annual returns for each of the last ten calendar years.

During the years shown in the bar chart, the highest return for a calendar quarter was 34.96% (quarter ended June 2009) and the lowest return for a calendar quarter was -23.47% (quarter ended September 2011).

The performance table shows how the Fund’s average annual returns compare to that of its benchmark, Russell 2000 Index.

Average Annual Total Returns (for the periods ended December 31, 2014)	1 Year	5 Years	10 Years
Return Before Taxes	-6.82%	12.34%	8.60%
Return After-Tax on Distributions*	-8.42%	10.73%	7.51%
Return After-Tax on Distributions and Sale of Fund Shares*	-2.55%	9.68%	6.85%
Russell 2000 Index	4.89%	15.55%	7.77%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Adviser

Satuit Capital Management, LLC (“SCM”)

Portfolio Managers

Mr. Robert J. Sullivan, Chairman, President and Treasurer of the Trust and Chief Investment Officer of SCM, since December 2000.    Mr. Edward Moore CFA, Director of Equity Research, since 2014.  Mr. Sullivan and Mr. Moore are assisted by an investment committee whose members are Mr. Robert Johnson, Senior Equity Analyst (since 2006), Mr. Kevin Mirise, CFA, Senior Equity Analyst (since 2012), Ms. Robin Murchison, Senior Equity Analyst (since 2013) and Mr. Jeffrey MacCune, Director of Equity Trading and Operations (since 2007).

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the Fund. The minimum initial investment in shares of the Fund is $1,000. Additional investments must be in amounts of $250 or more.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

SATUIT CAPITAL U.S. SMALL CAP FUND SUMMARY

INVESTMENT OBJECTIVE

The U.S. Small Cap Fund’s investment objective is to provide investors with long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Small Cap Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%
Exchange Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	12.58%
Total Annual Fund Operating Expenses	13.83%
Fee Waiver [and/or Expense Reimbursements] (1)	(12.33)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	1.50%

(1) Pursuant to a written expense limitation agreement, Satuit Funds Management, LLC (“SFM”) has agreed to waive or limit its fees and assume other expenses of the U.S. Small Cap Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses), so that the U.S. Small Cap Fund’s ratio of total annual operating expenses is limited to 1.50%.  The expense limitation agreement is effective at least until October 31, 2015 and may be terminated only by the Board of Trustees by providing 90 days notice.  SFM is entitled to reimbursement of fees waived or expenses assumed subject to the limitations that (i) the reimbursements is made for fees waived or expenses incurred not more than three years prior to the date of the reimbursement and (ii) the reimbursement may not be made if it would cause the U.S. Small Cap Fund’s annual expense limitation to be exceeded.

Example:

This example is intended to help you compare the cost of investing in the U.S. Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the U.S. Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the U.S. Small Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$153	$474	$818	$1,790

PORTFOLIO TURNOVER

The U.S. Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the U.S. Small Cap Fund’s performance.   During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 235% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The U.S. Small Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of small cap companies. The Fund's investment adviser considers a company to be a small cap company when its market capitalization, at the time of purchase, is within the range of market capitalizations of those companies comprising the Russell 2000 Index (R2000).  As of the latest reconstitution of the R2000 on January 1, 2015, the capitalization range of companies comprising the Index is approximately $14.9 million to $5.7 billion.  The Fund's investment adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. small cap companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investment securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Fund's investment adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the Focus List. The Fund's investment adviser selects portfolio securities for investment by the U.S. Small Cap Fund by subjecting the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Fund's investment adviser also regularly conducts interviews with company management and Wall Street analysts who provide research about a company's common stock in the stock market.

Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Fund's investment adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the U.S. Small Cap Fund.

PRINCIPAL RISKS

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the U.S. Small Cap Fund are listed below and could adversely affect the net asset value (the “NAV”), total return and value of the U.S. Small Cap Fund and your investment.

Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the U.S. Small Cap Fund is likely to decline in value and you could lose money on your investment.

Stock Selection Risks:  The portfolio securities selected by the Fund's investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the U.S. Small Cap Fund’s investment objective.

Risks of Investment In Small Cap Companies:  The U.S. Small Cap Fund invests principally in small cap companies.  Accordingly, the U.S. Small Cap Fund may be subject to the additional risks associated with investment in companies with small capital structures.   These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii)  lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature  products or services for which a market does not yet exist and/or may never be established.  The increased risk involved with investing in small cap companies may cause the market prices of their securities to be more volatile than those of larger, more established companies.  Further, these securities tend to trade at a lower volume than do those of larger, more established companies, which generally results in less liquidity.  If the U.S. Small Cap Fund is heavily invested in these securities, the NAV of the U.S. Small Cap Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

You could lose money on your investment in the U.S. Small Cap Fund, or the U.S. Small Cap Fund may not perform as well as other possible investments. The U.S. Small Cap Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the U.S. Small Cap Fund.

Who should buy this Fund

The U.S. Small Cap Fund is most appropriate for investors who understand the risks of investing in domestic smaller capitalization stock markets and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.satuitfunds.com or by calling the Fund, toll free, at 1-866-972-8848.

During the years shown in the bar chart, the highest return for a calendar quarter was 5.89% (quarter ended December 2014) and the lowest return for a calendar quarter was -6.81% (quarter ended September 2014).

The performance table shows how the Fund’s average annual returns compare to that of its benchmark, Russell 2000 Index.

Average Annual Total Returns (for the periods ended December 31, 2014)	1 Year	Since Inception
Return Before Taxes	6.12%	24.57%
Return After-Tax on Distributions*	5.77%	23.62%
Return After-Tax on Distributions and Sale of Fund Shares*	3.75%	18.72%
Russell 2000 Index	4.89%	15.92%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Adviser

Satuit Funds Management, LLC (“SFM”)

Portfolio Managers

Mr. Robert J. Sullivan, Chairman, President and Treasurer of the Trust and Chief Investment Officer of SFM and Mr. Edward Moore, CFA, Director of Equity Research serve as the U.S. Small Cap Fund’s co-portfolio managers. They have served in this capacity since the Fund’s inception.  Mr. Sullivan and Mr. Moore are members of SFM’s Investment Committee which also includes Mr. Robert Johnson, Senior Equity Analyst, Mr. Kevin Mirise, CFA, Senior Equity Analyst, Ms. Robin Murchison, Senior Equity Analyst and Mr. Jeffrey MacCune, Director of Equity Trading and Operations.

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the U.S. Small Cap Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the U.S. Small Cap Fund either through a financial advisor or directly from the U.S. Small Cap Fund. The minimum initial investment in shares of the U.S. Small Cap Fund is $1,000. Additional investments must be in amounts of $250 or more.

TAX INFORMATION

The U.S. Small Cap Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the U.S. Small Cap Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the U.S. Small Cap Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the U.S. Small Cap Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

SATUIT CAPITAL U.S. SMID CAP FUND SUMMARY

INVESTMENT OBJECTIVE

The U.S. SMID Cap Fund’s investment objective is to provide investors with long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. SMID Cap Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%
Exchange Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment.)

Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	8.57%
Total Annual Fund Expenses	9.82%
Fee Waiver and/or Expense Reimbursements(1)	(8.32)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	1.50%

(1) Pursuant to a written expense limitation agreement, Satuit Funds Management, LLC (“SFM”) has agreed to waive or limit its fees and assume other expenses of the U.S. SMID Cap Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses), so that the U.S. SMID Cap Fund’s ratio of total annual operating expenses is limited to 1.50%.  The expense limitation agreement is effective at least until October 31, 2014 and may be terminated only by the Board of Trustees by providing 90 days notice.  SFM is entitled to reimbursement of fees waived or expenses assumed subject to the limitations that (i) the reimbursements is made for fees waived or expenses incurred not more than three years prior to the date of the reimbursement and (ii) the reimbursement may not be made if it would cause the U.S. SMID Cap Fund’s annual expense limitation to be exceeded.

Example:

This example is intended to help you compare the cost of investing in the U.S. SMID Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the U.S. SMID Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the U.S. SMID Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$153	$474	$818	$1,790

PORTFOLIO TURNOVER

The U.S. SMID Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the U.S. SMID Cap Fund’s performance.  During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 233% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The U.S. SMID Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of SMID cap companies. The Fund's investment adviser considers a company to be a SMID cap company when its market capitalization, at the time of purchase, is within the range of market capitalizations of those companies comprising the Russell 2500 Index (R2500). As of the latest reconstitution of the R2500 on January 1, 2015, the capitalization range of companies comprising the Index is approximately $14.9 million to $11.35 billion. The Fund's investment adviser will select portfolio securities which the investment adviser believes exhibit reasonable valuations and favorable growth prospects.

The Fund's investment adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. SMID cap companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investment securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios.  Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Fund's investment adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the Focus List. The Fund's investment adviser selects portfolio securities for investment by the U.S. SMID Cap Fund by subjecting the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Fund's investment adviser also regularly conducts interviews with company management and Wall Street analysts who provide research about a company's common stock in the stock market.

Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Fund's investment adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the U.S. SMID Cap Fund.

PRINCIPAL RISKS

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the U.S. SMID Cap Fund are listed below and could adversely affect the net asset value (the “NAV”), total return and value of the U.S. SMID Cap Fund and your investment.

Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the U.S. SMID Cap Fund is likely to decline in value and you could lose money on your investment.

Stock Selection Risks:  The portfolio securities selected by the Fund's investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the U.S. SMID Cap Fund’s investment objective.

Risks of Investment In SMID Cap Companies:  The U.S. SMID Cap Fund invests principally in SMID cap companies.  Accordingly, the U.S. SMID Cap Fund may be subject to the additional risks associated with investment in companies with small capital structures.   These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii)  lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature  products or services for which a market does not yet exist and/or may never be established.  The increased risk involved with investing in SMID cap companies may cause the market prices of their securities to be more volatile than those of larger, more established companies.  Further, these securities tend to trade at a lower volume than do those of larger, more established companies, which generally results in less liquidity.  If the U.S. SMID Cap Fund is heavily invested in these securities, the NAV of the U.S. SMID Cap Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

You could lose money on your investment in the U.S. SMID Cap Fund, or the U.S. SMID Cap Fund may not perform as well as other possible investments. The U.S. SMID Cap Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the U.S. SMID Cap Fund.

Who should buy this Fund

The U.S. SMID Cap Fund is most appropriate for investors who understand the risks of investing in domestic smaller capitalization stock markets and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.satuitfunds.com or by calling the Fund, toll free, at 1-866-972-8848.

During the years shown in the bar chart, the highest return for a calendar quarter was 7.87% (quarter ended March 2014) and the lowest return for a calendar quarter was -4.20% (quarter ended September 2014).

The performance table shows how the Fund’s average annual returns compare to that of its benchmark, Russell 2000 Index.

Average Annual Total Returns (for the periods ended December 31, 2014)	1 Year	Since Inception
Return Before Taxes	10.60%	26.84%
Return After-Tax on Distributions*	10.60%	25.70%
Return After-Tax on Distributions and Sale of Fund Shares*	6.00%	20.29%
Russell 2000 Index	4.89%	15.92%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Adviser

Satuit Funds Management, LLC (“SFM”).

Portfolio Managers

Mr. Robert J. Sullivan, Chairman, President and Treasurer of the Trust and Chief Investment Officer of SFM and Mr. Edward Moore, CFA, Director of Equity Research serve as the U.S. SMID Cap Fund’s co-portfolio managers. They have served in this capacity since the Fund’s inception.  Mr. Sullivan and Mr. Moore are members of SFM’s Investment Committee which also includes Mr. Robert Johnson, Senior Equity Analyst, Mr. Kevin Mirise, CFA, Senior Equity Analyst, Ms. Robin Murchison, Senior Equity Analyst and Mr. Jeffrey MacCune, Director of Equity Trading and Operations.

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the U.S. SMID Cap Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the U.S. SMID Cap Fund either through a financial advisor or directly from the U.S. SMID Cap Fund. The minimum initial investment in shares of the U.S. SMID Cap Fund is $1,000. Additional investments must be in amounts of $250 or more.

TAX INFORMATION

The U.S. SMID Cap Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the U.S. SMID Cap Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the U.S. SMID Cap Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the U.S. SMID Cap Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

SECTION 2 - ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, RELATED RISKS AND PORTFOLIO HOLDINGS

SATUIT CAPITAL EMERGING COMPANIES FUND

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective of long-term capital appreciation by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of emerging companies. The Fund's investment adviser considers a company to be an emerging company when its market capitalization, at the time of purchase, is within the range of the market capitalization of the Russell Micro Cap Index (RMicro). The Fund's investment adviser will select portfolio securities which the Fund's investment adviser believes exhibit reasonable valuations and favorable growth prospects. The Fund’s investment objective is not fundamental and may be changed without shareholder approval, by providing 60 days notice.  The Fund’s policy to invest at 80% of its assets in the stocks of emerging companies may not be changed without providing shareholders with at least 60 days notice.

The Fund's investment adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. emerging companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investment securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company’s price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company’s potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Fund's investment adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the Focus List. The Fund's investment adviser selects portfolio securities for investment by the Fund by subjecting the common stocks on the Focus List to a qualitative analysis of each company’s valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company’s competitive position in its particular market sector, its business prospects and financial statements. The Fund's investment adviser also regularly conducts interviews with company management and Wall Street analysts who provide research about a company’s common stock in the stock market.

Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Fund's investment adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

Temporary Defensive Strategy:   At times, the Fund may employ temporary defensive strategies in response to unfavorable economic, market, political or other conditions. At such times, the U.S. Small Cap Fund may increase its cash reserves without limit by holding high quality, short-term debt securities and money market instruments and by entering into repurchase agreements. These investments are inconsistent with the Fund’s primary investment strategies. As a result, during these periods, the Fund may not achieve its objective.

SATUIT CAPITAL U.S. SMALL CAP FUND

The U.S. Small Cap Fund’s investment objective is to provide investors with long-term capital appreciation.  This investment objective is not fundamental and may be changed without shareholder approval, by providing 60 days notice.

 The U.S. Small Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of small cap companies. The U.S. Small Cap Fund’s policy to invest at 80% of its assets in the stocks of small cap companies is also not fundamental and may be changed without shareholder approval, by providing 60 days notice.  The Fund's investment adviser considers a company to be a small cap company when its market capitalization, at the time of purchase, is within the range of market capitalizations of those companies comprising the Russell 2000 Index (R2000).

The Fund's investment adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. small cap companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investment securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Fund's investment adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the Focus List. The Fund's investment adviser selects portfolio securities for investment by the U.S. Small Cap Fund by subjecting the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Fund's investment adviser also regularly conducts interviews with company management and Wall Street analysts who provide research about a company's common stock in the stock market.

Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Fund's investment adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the U.S. Small Cap Fund.

Real Estate Investment Trusts (REITs) may be among the small cap issuers in which the U.S. Small Cap Fund invests.  REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate -related loans or interests. To the extent that the U.S. Small Cap Fund invests in REITs (if any) it will indirectly bear its proportionate share of expenses incurred by REITs in which it invests, in addition to the expenses incurred directly by the U.S. Small Cap Fund.  In addition to the risks applicable to securities by other small cap issuers, due to the cyclical nature of the real estate industry, REITs may under-perform in comparison with other investment sectors.

Temporary Defensive Strategy:   At times, the U.S. Small Cap Fund may employ temporary defensive strategies in response to unfavorable economic, market, political or other conditions. At such times, the U.S. Small Cap Fund may increase its cash reserves without limit by holding high quality, short-term debt securities and money market instruments and by entering into repurchase agreements. These investments are inconsistent with the Fund’s primary investment strategies. As a result, during these periods, the Fund may not achieve its objective.

SATUIT CAPITAL U.S. SMID CAP FUND

The U.S. SMID Cap Fund’s investment objective is to provide investors with long-term capital appreciation.  This investment objective is not fundamental and may be changed without shareholder approval, by providing 60 days notice.

 The U.S. SMID Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of SMID cap companies. The U.S. SMID Cap Fund’s policy to invest at 80% of its assets in the stocks of SMID Cap companies is also not fundamental and may be changed without shareholder approval, by providing 60 days notice.  The Fund's investment adviser considers a company to be a SMID cap company when its market capitalization, at the time of purchase, is within the range of market capitalizations of those companies comprising the Russell 2500 Index (R2500).

The Fund's investment adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. SMID Cap companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investment securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Fund's investment adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the Focus List. The Fund's investment adviser selects portfolio securities for investment by the U.S. SMID Cap Fund by subjecting the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Fund's investment adviser also regularly conducts interviews with company management and Wall Street analysts who provide research about a company's common stock in the stock market.

Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Fund's investment adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the U.S. SMID Cap Fund.

Real Estate Investment Trusts (REITs) may be among the small cap issuers in which the U.S. Small Cap Fund invests.  REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate -related loans or interests. To the extent that the U.S. SMID Cap Fund invests in REITs (if any) it will indirectly bear its proportionate share of expenses incurred by REITs in which it invests, in addition to the expenses incurred directly by the U.S. Small Cap Fund.  In addition to the risks applicable to securities by other small cap issuers, due to the cyclical nature of the real estate industry, REITs may under-perform in comparison with other investment sectors.

Temporary Defensive Strategy:   At times, the U.S. SMID Cap Fund may employ temporary defensive strategies in response to unfavorable economic, market, political or other conditions. At such times, the U.S. SMID Cap Fund may increase its cash reserves without limit by holding high quality, short-term debt securities and money market instruments and by entering into repurchase agreements. These investments are inconsistent with the Fund’s primary investment strategies. As a result, during these periods, the Fund may not achieve its objective.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures regarding the release of the Funds’ portfolio holdings information is available in the Funds' Statement of Additional Information, dated March 2, 2015 (the “SAI”).

SECTION 3 - WHO MANAGES YOUR MONEY

THE INVESTMENT ADVISERS

Satuit Capital Emerging Companies Fund

Satuit Capital Management (“SCM”), LLC, 238 Public Square, Suite 200, Franklin, TN 37064, manages the investments of the Satuit Capital Emerging Markets Fund pursuant to an investment advisory agreement (the “Advisory Agreement”).  As of January 31, 2015, SCM had approximately $135 million in assets under management.  Robert J. Sullivan, Chairman of the Trust, is the majority owner of SCM and owns 100% of Satuit Funds Administration, LLC, which serves as administrator to the Fund.  Under the Advisory Agreement, SCM, subject to the general supervision of the Board of Trustees of the Trust (the “Board”), manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to SCM is accrued daily on the average daily net assets of the Fund. For the fiscal year ended October 31, 2014, SCM earned fees at the annual rate of 1.25% on the Fund’s average daily net assets.

In the interest of limiting expenses of the Fund, SCM has entered into a contractual expense limitation agreement with the Trust.  Pursuant to the expense limitation agreement, SCM has agreed to waive or limit its fees and assume other expenses of the Fund so that the Fund’s ratio of total annual operating expenses is limited to 1.95% until at least October 31, 2015.  This limitation does not apply to interest, taxes, brokerage commissions, and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.  Subject to annual approval by a majority of the Independent Trustees, this arrangement will remain in effect from year to year unless SCM or a majority of the Independent Trustees terminate this agreement upon 90 days notice.

SCM is entitled to reimbursement of fees waived or reimbursed by SCM to the Fund, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded.  The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement amount.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the year ended October 31, 2014.

Satuit Capital Small Cap Fund and Satuit Capital SMID Cap Fund

Satuit Funds Management, LLC, (“SFM”), 238 Public Square, Suite 200, Franklin, TN 37064, manages the investments of the Satuit Capital U.S. Small Cap Fund and the Satuit Capital U. S. SMID Cap Fund pursuant to an investment advisory agreement (the “Advisory Agreement”).  SFM and SCM are affiliated entities and share the same Investment Committee.  Robert J. Sullivan, Chairman of the Satuit Capital Management Trust, is the majority owner of SFM. Under the Advisory Agreement, SFM, subject to the general supervision of the Board, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to SFM is accrued daily on the average daily net assets of each Fund.  The Advisory Agreement provides that SFM’s fee will be an annual rate equal to 1.00% of each of the U.S. Small Cap Fund's and U.S. SMID Cap Fund's average daily net assets.

In the interest of limiting expenses of each Fund, SFM has entered into a contractual expense limitation agreement with the Trust.  Pursuant to the expense limitation agreement, SFM has agreed to waive or limit its fees and assume other expenses of each Fund so that each Fund’s ratio of total annual operating expenses is limited to 1.50% until at least October 31, 2015.  This limitation does not apply to interest, taxes, brokerage commissions, and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.  Subject to annual approval by a majority of the Independent Trustees, this arrangement will remain in effect from year to year.  This Agreement may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust, on behalf of a Fund, upon ninety (90) days’ written notice to SFM.  This Agreement may not be terminated by SFM, other than at the end of any term by providing ninety (90) days’ written notice to the Trust, without the consent of the Board of Trustees of the Trust.

SFM is entitled to reimbursement of fees waived or reimbursed by SFM to the Fund, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded.  The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement amount.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement is available in the Funds’ Annual Report to Shareholders for the year ended October 31, 2014.

THE INVESTMENT COMMITTEE

SCM and SFM share an investment committee (the “Investment Committee”), which is charged with the overall management of each Fund’s portfolio, including development and implementation of overall portfolio strategy and the day-to-day management of the portfolio. Members of the Investment Committee include: (1) Mr. Robert J. Sullivan, Chief Investment Officer; (2) Mr. Edward Moore, CFA, Director of Equity Research (3) Mr. Robert Johnson, Senior Equity Analyst, (4) Mr. Kevin Mirise, CFA, Senior Equity Analyst, (5) Ms. Robin Murchison, Senior Equity Analyst and (6) Mr. Jeffrey MacCune, Director of Equity Trading and Operations. The Investment Committee has the ultimate determination of a potential investment’s overall attractiveness and suitability, taking into account each Fund’s investment objective and other comparable investment opportunities.

With over 30 years of investment experience, Mr. Robert J. Sullivan is the founder, CEO, Chairman, Chief Investment Officer and majority owner of SCM and SFM.  Mr. Sullivan has been the portfolio manager of each Fund since its inception.  Prior to founding SCM and SFM, Mr. Sullivan was employed by Cadence Capital Management as a Senior Equity Analyst. Mr. Sullivan also held positions at Fidelity Capital Markets and Bridge Information Systems. He began his investment career in 1981 as an analyst for a D.C. venture capital firm.  Mr. Sullivan holds a Bachelor's Degree in Economics from the University of Maryland and holds Series 7, 22 and 63 licenses from the Financial Industry Regulatory Authority, Inc. (FINRA).  Mr. Sullivan owns 100% of Satuit Funds Administration, LLC, which serves as administrator to the Trust.

Mr. Robert Johnson joined SCM in 2006 as a Senior Equity Analyst.  Prior to joining SCM, Mr. Johnson’s career included employment with Putnam Management, Smith Barney, Wood Struthers & Winthrop, First Boston Corp, BZW and Credit Lyonnaise. Immediately prior to joining SCM, Mr. Johnson was employed at Adams Harkness & Hill, which was acquired by Canaccord and subsequently named Canaccord Adams. From 2002 to 2006, Mr. Johnson acted as a consultant to SCM and began his full time employment with the firm in September of 2006.  Mr. Johnson was also the founder of the Boston based Downtown Discussion Club, which he ran for over 30 years, and is a member of the Boston Society of Securities Analysts.

Mr. Jeffrey MacCune joined SCM in 2007 as Director of Equity Trading and Operations.  Prior to joining SCM, Mr. MacCune was a consultant to SCM from June of 2005 through December 2006.  Mr. MacCune was employed by Boston Institutional Services from June 2004 to May of 2005 as a senior trader.  Prior to that, Mr. MacCune was employed at W.R. Hambrecht from April 2004 through May 2004 as a Senior Sales Trader.  From August 2001 through April 2004, Mr. MacCune acted as a consultant to SCM.

Mr. Edward Moore, CFA, joined SCM in 2008 as Senior Equity Analyst. Mr. Moore joined SCM after successful employment at some of Boston’s most prestigious investment management firms, including Essex Investment Management and Loomis, Sayles & Co. as a senior analyst.  Most recently, Mr. Moore was with Century Capital Management, LLC.  At Century, Mr. Moore was responsible for Technology Sector investment research across all market capitalizations. Mr. Moore began his investment career as a broker on the floor of the Boston Stock Exchange.  Mr. Moore holds a Bachelors of Science Degree from Massachusetts Institute of Technology and is a Chartered Financial Analyst.  He is a member of the Boston Security Analysts Society, the CFA Institute and holds a Series 7 license from FINRA.

Mr. Kevin Mirise, CFA joined SCM in March 2012 and holds the position of Senior Equity Analyst.  He has over seventeen years of investment experience, including fourteen with Raymond James & Associates and its predecessor firms Hoefer & Arnett and Howe Barnes, which subsequently merged into Raymond James. His research responsibilities focus on the Financial Services sector. Mr. Mirise earned his Bachelor of Science degree at the U.S. Coast Guard Academy, and his MBA in International Business from St. Mary’s College. Prior to his starting his investment career, Mr. Mirise was a decorated officer in the U.S. Coast Guard.  He received his Chartered Financial Analyst designation in 2004, and he holds Series 7, 63, and 65 licenses from FINRA.

Ms. Robin Murchison joined SCM in January of 2013 as Senior Equity Analyst. Ms. Murchison’s investment career spans over twenty years. During that time, she has twice been ranked for stock picking in The Wall Street Journal’s “Best on the Street” analyst survey. Ms. Murchison’s investment responsibilities consist of Consumer Staples and Consumer Discretionary Sectors. A native Memphian and a 1983 Graduate of the University of Memphis MBA program, Ms. Murchison held positions at Morgan Keegan, the Holiday Corporation and as a Senior Financial Analyst for Schering Plough Corporation.  From 1990 to 2003 Ms. Murchison was employed in New Orleans, Louisiana by Capital One Southcoast Capital as Senior Vice President specializing in apparel retail and home goods companies. Leaving Southcoast in 2003, Ms. Murchison joined Jefferies Group in Nashville, Tennessee as Managing Director, Senior Analyst. In 2005, Ms. Murchison joined the Nashville office of Suntrust Robinson Humphrey as Managing Director, Senior Analyst where she remained until October of 2012. Ms. Murchison holds several securities licenses including a Series 7 from FINRA.

The SAI provides additional information about the Committee Members’ compensation, other accounts managed by the Committee Members and the Committee Members’ ownership of shares of the Fund.

SECTION 4 - HOW YOU CAN BUY AND SELL SHARES

YOUR ACCOUNT

Types of Accounts ― If you are making an initial investment in a Fund, you will need to open an account. You may establish the following types of accounts:

Individual, Sole Proprietorship and Joint Accounts.  Individual and sole proprietorship accounts are owned by one person; joint accounts can have two or more owners. All owners of the joint account must sign written instructions to purchase or redeem shares or to change account information exactly as their names appear on the account. If you elect telephone privileges, however, redemption requests by telephone may be made by any one of the joint account owners.

Uniform Gift or Transfer To Minor Accounts (UGMA OR UTMA).  Depending on the laws of your state, you may set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give a child up to $10,000 per year without paying Federal gift tax under the Uniform Gift (or Transfers) to Minors Act. To open a UGMA or UTMA account, you must include the minor’s social security number on the application, and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

Corporate and Partnership Accounts.  To open a corporate or partnership account, or to send instructions to the Funds, the following documents are required:

*

For corporations, a corporate resolution signed by an authorized person with a signature guarantee.

*

For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners.

*

An authorized officer of the corporation or other legal entity must sign the application.

Trust Accounts.  The trust must be established before you can open a trust account. To open the account you must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES

Once you have chosen the type of account that you want to open, you are ready to establish an account.

General Information ― The Funds do not issue share certificates. You will receive quarterly account statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your account statement. During unusual market conditions, a Fund may temporarily suspend or discontinue any service or privilege.

Purchasing Shares ― Shares of the Funds may be purchased directly from the Funds or through brokers or dealers who are authorized by the Distributor to sell shares of the Funds. Shares of the Funds are also offered through financial supermarkets, investment advisers and consultants, and other investment professionals. Investment professionals who offer shares may require the payment of fees from their individual clients. If you invest through a third party, the policies and fees may be different from those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Customer Identification Program ― Federal regulations require that the company through which you open an account obtain certain personal information about you when opening a new account. As a result, the company must obtain the following information for each person that opens a new account:

*

Name;

*

Date of birth (for individuals);

*

Residential or business  street  address  (although  post  office  boxes are still permitted for mailing); and

*

Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the company may restrict your ability to purchase additional shares until your identity is verified. The company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Minimum Investments ― The minimum initial investment in shares of the Funds is $1,000. Additional investments must be in amounts of $250 or more.  The minimum initial investment in retirement accounts (such as an IRA) is $1,000. Additional investments in retirement accounts must be in amounts of $250 or more. The Funds retain the right to waive the minimum initial investment or to refuse to accept an order.

Method of Purchase

By Telephone ― To open an account by telephone, call 1-866-9-SATUIT to obtain an account number and instructions. We will take information necessary to open your account, including your social security or tax identification number, over the phone.

You will then need to mail a signed account application to:

[Name of Fund]

C/O Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

By Mail ― You may also open an account by mailing a completed and signed account application, which can be obtained on the Funds’ website, www.satuitfunds.com, together with a check made payable to the Fund, to:

[Name of Fund]

C/O Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

By Wire ― After you have obtained an account number, you may purchase shares of the Funds by wiring federal funds. Your bank may charge a fee for doing this.   Please call 1-866-9-SATUIT for wiring instructions prior to sending funds.

Automatic Investment Plans ― You may invest a specified amount of money in the Funds once or twice a month on specified dates pursuant to an Automatic Investment Plan (“AIP”). These payments are taken from your bank account by automated clearinghouse (“ACH”) payment. The minimum investment for an AIP is $100. To open an AIP account, call or write to us to request an “Automatic Investment” form. Complete and sign the form, and return it to us along with a voided check for the bank account from which payments will be made.

Transactions Through Third Parties ― You may buy and sell shares of the Funds through certain brokers (and their authorized agents) that have made arrangements with the Fund to sell shares. When you place your order with such a broker or its authorized agent, your order is treated by the broker as if you had placed it directly with the Funds, and you will pay or receive the next price calculated by the Fund(s). The broker (or authorized agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ current prospectus. The broker (or its authorized agent) may charge you a fee for handling your order.

How to Pay for Your Purchase of Shares ― You may purchase shares of the Funds by check, ACH payment, or wire. All payments must be in U.S. dollars.

Checks.   All checks must be drawn on U.S. banks and made payable to the name of the Fund in which you want to invest. No other method of check payment is acceptable (for example, you may not pay by travelers check).

ACH Payments.  Instruct your financial institution to make an ACH payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

Wires.  Instruct your financial institution to make a Federal funds wire payment to us. Your financial institution may charge you a fee for this service.

Limitations on Purchases ― The Funds reserve the right to refuse any purchase request, particularly requests that could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds’ view, is likely to engage in excessive trading (usually defined as more than four exchanges out of any single Fund within a calendar year).

Cancelled or Failed Payments ― The Funds accept checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Funds or the Transfer Agent, and the Funds may redeem other shares you own in the account as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to non-payment. If we cancel your purchase due to non-payment, you will be responsible for any loss the Funds incur. We will not accept cash or third-party checks for the purchase of shares.

In compliance with the USA PATRIOT ACT of 2001, please note that Mutual Shareholder Services, LLC, the Funds’ transfer agent (the “Transfer Agent”), will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P. O. Box will not be accepted. Please call 1-866-9-SATUIT if you need additional assistance when completing your account application.

If we are unable to verify your identity, as required by anti-money laundering laws, we may refuse to open your account or may open your account pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV.

Exchange Privilege

The Trust currently offers other mutual funds to investors.  You may exchange your shares of any Fund offered by the Trust for shares of the same class of any other Fund in the Trust.  As of the date of this Prospectus, the mutual funds in the Trust only offer a single class of shares.  You should carefully read the Prospectus of the other fund before exchanging shares into that fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares of a fund and the purchase of shares in another.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s NAV per share.  Exchange requests received after the close of the NYSE will be treated as though received on the next business day.

HOW TO SELL (REDEEM) SHARES OF THE FUND

You have the right to sell (“redeem”) all or any part of your shares subject to certain restrictions. Selling your shares in any of the Funds is referred to as a “redemption” because the Fund buys back its shares. The Funds’ procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order, less any applicable redemption fee.  See “Redemption Procedures” below. We will mail your redemption proceeds to your current address or transmit them electronically to your designated bank account.  Except under certain emergency conditions, we will send your redemption to you within seven (7) calendar days after we receive your redemption request. During unusual market conditions, the Funds may suspend redemptions or postpone the payment of redemption proceeds, to the extent permitted under the Federal securities laws. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If you purchase your shares by check, the Funds may delay sending the proceeds from your redemption request until your check has cleared. This could take up to fifteen (15) calendar days.

The Funds cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Please call 1-866-9-SATUIT for further information regarding redemptions and questions regarding proper form. WE WILL NOT PROCESS YOUR REDEMPTION REQUEST IF IT IS NOT IN PROPER FORM (SEE “REDEMPTION PROCEDURES”). HOWEVER, WE WILL NOTIFY YOU IF YOUR REDEMPTION REQUEST IS NOT IN PROPER FORM.

Redemption Procedures

By Mail ― To redeem shares of any of the Funds, your redemption request must be in proper form. To redeem by mail, prepare a written request including:

*

Your name(s) and signature(s);

*

The name of the Fund, and your account number;

*

The dollar amount or number of shares you want to redeem;

*

How and where to send your proceeds;

*

A signature guarantee, if required (see “Signature Guarantee Requirements”); and

*

Any other legal documents required for redemption requests by corporations, partnerships or trusts.

Mail your request and documentation to:

[Name of the Fund]

c/o/ Mutual Shareholder Services, LLC

8000 Town Centre Drive Suite 400

Broadview Heights, Ohio 44147

By Wire ― You may only request payment of your redemption proceeds by wire if you have previously elected wire redemption privileges on your account application or a separate form. Wire requests are only available if your redemption is for $10,000 or more.

To request a redemption by wire, mail or call us with your request. If you wish to make your wire request by telephone, however, you must have previously elected telephone redemption privileges.

By Telephone ― We accept redemption requests by telephone only if you have elected telephone redemption privileges on your account application or on a separate form.

To redeem shares by telephone, call us with your request. You will need to provide your account number and the exact name(s) in which the account is registered. We may also require a password or additional forms of identification.

Your proceeds will be mailed to you or wired to you (if you have elected wire redemption privileges - See “By Wire” above). Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statement and transaction confirmations that you receive. Neither the Funds nor the Transfer Agent will be responsible for any losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller’s identity.

Automatic Redemption ― If you own shares of any of the Funds with an aggregated value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic requests must be for at least $100.

To set up periodic redemptions automatically, call or write the Funds for an “Automatic Redemption” form. You should complete the form and mail it to the Funds with a voided check for the account into which you would like the redemption proceeds deposited.

Signature Guarantee Requirements ― To protect you and the Funds against fraud, signatures on certain requests must have a “signature guarantee.” For requests made in writing a signature guarantee is required for any of the following:

*

Changes to a record name or address of an account;

*

Redemption from an account for which the address or account registration has changed within the last 30 days;

*

Sending proceeds to any person, address, brokerage firm or bank account not on record;

*

Sending proceeds to an account with a different registration (name or ownership) from yours; or

*

Changes to automatic investment or redemption programs, distribution options, telephone or wire redemption privileges, any other election in connection with your account.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Small Accounts ― If the value of your account falls below $1,000, the Funds may ask you to increase your balance. If the account value is still below $1,000 after 30 days, the Funds will provide you with 60 days written notice in order to allow you a reasonable opportunity to increase the size of your account. If after the 60 days notice period, your account remains below $1,000, the Funds may close your account and send you the proceeds. The Funds will not close your account, however, if it falls below $1,000 solely as a result of a reduction in your account’s market value.

Transferring Registration ― If you wish to transfer shares to another owner, send a written request to the Transfer Agent, Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s); (3) the new account registration, address, Social Security Number or Taxpayer Identification Number and how dividends and capital gains are to be distributed; (4) signature guarantees; and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at 1-866-9-SATUIT.

Lost Accounts ― The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

How To Contact the Funds ― For more information about the Funds or your account, you may write to the Funds at:

[Name of the Fund]

Mutual Shareholder Services, LLC

8000 Town Centre Drive Suite 400

Broadview Heights, Ohio 44147

Or you may call toll free at 1-866-9-SATUIT.

Redemption Fee ― To discourage market timing, the Board has approved the imposition of a 2.00% redemption fee for shares redeemed less than 90 calendar days after purchase.  You will be subject to a 2.00% redemption fee if you redeem your shares less than 90 calendar days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expenses to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee may be waived or not assessed on certain types of accounts or under certain conditions.  While the Funds make every effort to collect redemption fees, the Funds may not always be able to track short term trading effected through financial intermediaries.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a redemption fee. The redemption fee is computed based a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The redemption fee would equal 2.00% of the offering price and of the net amount invested.

The Funds use the first-in, first-out (“FIFO”) method to determine the 60 day holding period. Under this method, the date of the redemption is compared to the earliest purchase date of shares held in the account. If this holding period is less than 60 days, the redemption fee is assessed. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for a 60 day period from the date of purchase.

SECTION 5 - GENERAL INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES

As a shareholder, you are entitled to your share of your Fund’s net income and capital gains on its investments. Each Fund passes substantially all of its earnings along to its investors as distributions. When a Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend distribution.  A Fund realizes capital gains when it sells securities for a higher price than it paid. When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution. Net short-term capital gains are considered ordinary income and are included in dividend distributions.

Long-Term vs. Short-Term Capital Gains:

*

Long-term capital gains are realized on securities held by the Fund for more than one year and are part of your capital gain distribution.

*

Short-term capital gains are realized on securities held by the Fund for less than one year and are part of your dividend distributions.

Each Fund distributes dividends and capital gains, if any, annually.  All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Funds as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

Taxes

Your investment will have tax consequences that you should consider. Some of the more common federal income tax consequences are described here but you should consult your tax consultant about your particular situation. Although it is not an investment objective, each Fund's investment adviser will attempt to take into account the tax consequences of its investment decisions. However, there may be occasions when the investment adviser’s investment decisions will result in a negative tax consequence for a Fund’s shareholders. For more detailed information regarding tax considerations, see the Funds’ SAI.

Taxes On Distributions ― Each Fund operates in a manner such that it will not be liable for Federal income or excise tax, provided that it distributes the amount required to avoid such taxes. Distributions, whether received in cash or reinvested in additional shares of a Fund, may be subject to local, state and federal taxes. Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Under current law, certain income distributions paid by the Funds to individual taxpayers are taxed at rates equal to those applicable to net long-term capital gains (generally, 15%). This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and the dividends are attributable to qualified dividend income received by the Fund itself.

The Funds will mail reports containing information about distributions during the year to you after December 31 of each year.

Consult your tax advisor about the Federal, state and local tax consequences in your particular circumstances.

Taxes On Sales or Redemptions Of Shares ― The sale of Fund shares is a taxable transaction for Federal income tax purposes. Selling shareholders of any Fund will generally recognize gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in the shares sold and the amount received. If the shares are held as a capital asset, the gain or loss will be a capital gain or loss.

“Buying A Dividend” ― All distributions reduce the NAV of a Fund’s shares by the amount of the distribution. Unless your investment is in a tax-deferred account, you may wish to avoid buying shares of the Fund shortly before a distribution. If you do purchase shares prior to a distribution, you will pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

Tax Withholding ― By law, the Funds must withhold 28% of your taxable distribution and proceeds if you (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the Internal Revenue Service (“IRS”); (3) have failed to provide the Funds with the certifications required by the IRS to document that you are not subject to backup withholding; or (4) have failed to certify that you are a U.S. person (including a U.S. resident alien).

The foregoing briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Funds’ shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

Cost Basis

For those securities defined as "covered" under current IRS cost basis tax reporting regulations, each Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes.  The Funds are not responsible for the reliability or accuracy of the information for those securities that are not "covered."  The Funds and their service providers do not provide tax advice.  You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the IRS on the fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold.  Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.  Each Fund has chosen the average cost method as its standing (default) cost basis method for all shareholders.  Under this method, the Funds will average the cost of all shares held by a shareholder for tax reporting purposes.  Each shareholder has the option to elect a different cost basis method by notifying the applicable Fund in writing.  A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method.  You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares.  Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

NET ASSET VALUE

Each Fund’s share price is based on its net asset value (the “NAV”).  The NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) on each business day that the NYSE is open (the “Valuation Time”). The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  NAV per share is computed by adding the total value of a Fund’s investments and other assets, subtracting any liabilities and then dividing by the total number of shares outstanding.

Shares are bought, sold or exchanged at the NAV determined after a request has been received in proper form. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

Each Fund reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

If a security or securities that a Fund owns are traded when the NYSE is closed (for example in an after-hours market) the value of the Fund’s assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Fund’s assets may not occur on days when the Fund is open for business.

Each Fund’s securities are valued primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value.

Each Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When a Fund uses fair value pricing to determine its NAV per share, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

FREQUENT TRADING

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on a fund’s long term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund’s performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the Funds and their long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses by imposing a redemption fee applicable to redemptions of shares within 90 days of purchase, equal to 2.00% of the amount redeemed, and monitoring accounts for frequent activity.  Under these policies and procedures, each Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by each Fund's investment adviser to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. In cases where surveillance of a particular account establishes what each Fund's investment adviser identifies as market timing, the investment adviser(s) will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that an adviser believes could be either abusive or for legitimate purposes, the Funds may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Funds will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Funds. Accordingly, the ability of the Funds to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future.  Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if a Fund is unable to detect and deter trading abuses, the Fund’s performance, and its long term shareholders, may be harmed. In addition, because the Funds have not adopted any specific limitations or restrictions on the trading of Fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Distribution and Servicing (12b-1) Plan

The Board has approved a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), providing for the payment of distribution and service fees to intermediaries.   Because these fees are paid out of each Fund’s assets on an on-going basis, over time, these fees will increase the cost of your investment and may cause you to pay more than other types of sales charges.

In addition, the Board has approved a Shareholder Servicing Plan which permits each Fund to pay a fee of up to 0.25% of such Fund’s net assets to unaffiliated third parties who enter into servicing agreements with the Funds” distributor, Rafferty Capital Markets, LLC, for providing shareholder services to such Fund’s shareholders.

FUND SERVICE PROVIDERS

Custodian ― US Bank, N.A., 425 Walnut Street, 6th Floor, Cincinnati, Ohio 45202, serves as custodian for the Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

Transfer Agent and Dividend Disbursing Agent ― Pursuant to a Transfer Agent Agreement with the Trust, Mutual Shareholder Services, LLC (MSS) acts as the Funds’ transfer and disbursing agent. MSS is located at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

Distributor – Pursuant to a Distribution Agreement, Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, NJ 11530, serves as the principal distributor of the Funds’ shares.

Administrator – Pursuant to an Operating Services Agreement, Satuit Funds Administrator, LLC, 238 Public Square, Suite 200, Franklin, Tennessee, serves as administrator to the Funds.

Counsel ― Blank Rome LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174 serves as legal counsel to the Funds.

Independent Registered Public Accounting Firm ― Cohen Fund Audit Services, Ltd. has been selected as the Fund’s independent registered public accounting firm for the fiscal year ending October 31, 2015. Cohen Fund Audit Services, Ltd.  performs an annual audit of the Funds' financial statements and provides financial, tax, and accounting consulting services as requested.

SECTION 6 - FINANCIAL HIGHLIGHTS

The Financial Highlights Table is intended to help you understand each Fund’s financial performance for the past five years, or in the case of Satuit US Small Cap Fund and Satuit US SMID Cap Fund, the period since the beginning of each Fund's investment operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The Funds currently offer No-Load Class shares via this prospectus.  The information contained in the tables below has been audited by Cohen Fund Audit Services, Ltd., an independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report to Shareholders (the “Annual Report”), which is available at no cost upon request.

Selected data for a share of capital stock outstanding throughout the period:

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

	Years Ended October 31,
	2014	2013	2012	2011	2010

Net Asset Value, at Beginning of Period	$ 39.60	$ 31.88	$ 30.31	$ 28.71	$ 22.07

Income From Investment Operations:
Net Investment Loss *	(0.50)	(0.30)	(0.38)	(0.43)	(0.34)
Net Gain on Securities (Realized and Unrealized)	0.66	10.80	1.92	2.01	6.96
Total from Investment Operations	0.16	10.50	1.54	1.58	6.62

Distributions from:
Net Investment Income	-	-	-	-	-
Net Realized Gain	(5.26)	(2.79)	-	-	-
Total from Distributions	(5.26)	(2.79)	-	-	-

Redemption Fees	0.02	0.01	0.03	0.02	0.02

Net Asset Value, at End of Period	$ 34.52	$ 39.60	$ 31.88	$ 30.31	$ 28.71

Total Return **	(0.73)%	35.48%	5.18%	5.57%	30.09%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 149,785	$202,747	$164,916	$161,716	$114,066
Before Waiver/Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.84%	1.90%	1.86%	1.74%	1.80%
Ratio of Net Investment Loss to Average Net Assets	(1.38)%	(0.84)%	(1.17)%	(1.14)%	(1.19)%
After Waiver/Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.84%	1.90%	1.90%	1.95%	1.95%
Ratio of Net Investment Loss to Average Net Assets	(1.38)%	(0.84)%	(1.20)%	(1.35)%	(1.34)%
Portfolio Turnover	109.05%	114.68%	154.34%	101.60%	138.60%

*   Net Investment Income/(Loss) per share amounts were calculated using the average share method.

** Excludes the effect of redemption fees.

SATUIT CAPITAL U.S. SMALL CAP FUND

                                                                                     Fiscal Years /Periods Ended October 31,

	2014	2013*

Net Asset Value, at Beginning of Period	$ 12.45	$ 10.00

Income From Investment Operations:
Net Investment (Loss) **	(0.13)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.76	2.50
Total from Investment Operations	1.63	2.45

Distributions from:
Net Investment Income	-	-
Net Realized Gain	(0.32)	-
Total from Distributions	(0.32)	-

Redemption Fees	-***	-

Net Asset Value, at End of Period	$ 13.76	$ 12.45

Total Return****	13.05%	24.50%(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$651	$293
Before Waiver/ Reimbursement
Ratio of Expenses to Average Net Assets	13.83%	30.57%(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(13.29)%	(29.77)%(a)
After Waiver/ Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	1.50%(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.95)%	(0.70)%(a)
Portfolio Turnover	235.37%	103.86%(b)

*      For the Period April 1, 2013 (commencement of investment operations) through October 31, 2013.

**    Net Investment Income/(Loss) per share amounts were calculated using the average share method.

***  Amount calculated is less than $0.005.

****  Excludes the effect of redemption fees

(a)   Annualized

(b)   Not Annualized

SATUIT CAPITAL U.S. SMID CAP FUND

	Fiscal Years/ Periods Ended October 31,
	2014	2013*

Net Asset Value, at Beginning of Period	$ 12.24	$ 10.00

Income From Investment Operations:
Net Investment (Loss) **	(0.10)	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.57	2.28
Total from Investment Operations	2.47	2.24

Distributions from:
Net Investment Income	-	-
Net Realized Gain	(0.49)	-
Total from Distributions	(0.49)	-

Redemption Fees	- ***	-

Net Asset Value, at End of Period	$ 14.22	$ 12.24

Total Return****	20.53%	22.40%(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$1,181	$266
Before Waiver/ Reimbursement
Ratio of Expenses to Average Net Assets	9.82%	33.07%(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(9.03)%	(32.15)%(a)
After Waiver/ Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	1.50%(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.70)%	(0.58)%(a)
Portfolio Turnover	233.17%	101.42%(b)

*      For the Period April 1, 2013 (commencement of investment operations) through October 31, 2013.

**    Net Investment Income/(Loss) per share amounts were calculated using the average share method.

***  Amount calculated is less than $0.005.

****  Excludes the effect of redemption fees

(a)   Annualized

(b)   Not Annualized

SECTION 7 - FOR MORE INFORMATION

Shareholder Communications ― The Funds may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at 1-866-9-SATUIT.

Additional information about the Funds is available in the Funds’ Statement of Additional Information (“SAI”). The SAI contains more detailed information on all aspects of each Fund.  A current SAI, dated March 2, 2015, has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.  Additional information about the Funds’ investments is also available in the Funds’ annual and semi-annual reports to shareholders.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The Funds’ SAI, annual report and semi-annual report are available, without charge upon request.  To receive a copy of any of these documents or to make other types of inquiries to the Funds, please contact the Funds:

	Satuit Capital Management Trust	Securities and Exchange Commission
By Phone:	1-866-9-SATUIT.	1-202-942-8090
By Mail:	Satuit Capital Management Trust c/o Mutual Shareholder Services 8000 Towne Centre Drive, Suite 400 Broadview Heights, OH 44147	Public Reference room Securities and Exchange Commission Washington, D.C. 20549-1520 (a duplicating fee required)
By E-mail:	clientservices@satuitfunds.com.	Publicinfo@sec.gov (a duplicating fee required)
By Internet:	http://www.satuitfunds.com	http://www.sec.gov
In Person:		Public Reference Room Securities and Exchange Commission, Washington, D.C.

*A copy of your requested document(s) will be mailed to you within three business days of your request.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.  Reports and other information about the Funds are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov).  Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC’s Public Reference Room, Washington, DC 20549-1520.

Satuit Capital Management Trust

Investment Company Act No. 811-10103

FACTS	WHAT DOES SATUIT DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number

•

account balances

•

account transactions

•

transaction history

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wire transfer instructions

•

checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons Satuit chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Satuit share?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes – to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes
For our affiliates’ everyday business purposes – information about your creditworthiness	No
For our affiliates to market to you	No
For nonaffiliates to market to you	No

Questions?	Call (866) 972-8848 or go to www.satuitfunds.com

What we do
Who is providing this notice?	Funds advised by Satuit Funds Management, LLC or Satuit Capital Management, LLC. A complete list is included below.
How does Satuit protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Satuit collect my personal information?

We collect your personal information, for example, when you

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open an account

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provide account information

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give us your contact information

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make a wire transfer

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tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪

sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪

affiliates from using your information to market to you

▪

sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Our affiliates include: Satuit Funds Administrator, LLC
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Satuit doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Satuit doesn’t jointly market.
List of funds providing this notice
Satuit Capital U.S. Emerging Companies Fund Satuit Capital U.S. Small Cap Fund Satuit Capital U.S. SMID Cap Fund

Not a part of the prospectus

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND- SATMX

SATUIT CAPITAL U.S. SMALL CAP FUND- SATSX

SATUIT CAPITAL U.S. SMID CAP FUND- SATDX

 Each a series of

SATUIT CAPITAL MANAGEMENT TRUST

C/O Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

1-866-9-SATUIT

STATEMENT OF ADDITIONAL INFORMATION

NO-LOAD CLASS SHARES ONLY

March 2, 2015

This Statement of Additional Information (“SAI”) provides general information about No-Load Class shares of the Satuit Capital U.S. Emerging Companies Fund, the Satuit Capital U.S. Small Cap Fund and the Satuit Capital U.S. SMID Cap Fund (the “Funds”). This SAI is not a prospectus, but supplements and should be read in conjunction with the Funds'  No-Load Class Share prospectus dated March 2, 2015. Copies of that prospectus may be obtained from the Funds by writing to Satuit Capital Management Trust, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 or by calling 1-866-9-SATUIT.  This SAI relates to No-Load Class shares of the Funds only.  The Funds offer another class of shares via a different prospectus and statement of additional information.

The audited financial statements and notes thereto for the year ended October 31, 2014 for each Fund, and the unqualified report of Cohen Fund Audit Services, Ltd., the Funds' independent registered public accounting firm on such financial statements, are included in the Funds' Annual Report to Shareholders for the year ended October 31, 2014 (the “Annual Report”) and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. An investor may obtain a copy of the Annual Report by writing to the Fund or calling 1-866-9-SATUIT.

TABLE OF CONTENTS	PAGE

The Funds
Investment Objectives, Principal Strategies and Restrictions
Fundamental Investment Restrictions
Non-fundamental Investment Restrictions
Disclosure of Portfolio Securities Holdings
Trustees and Officers
Investment Advisory and Other Services
Investment Committee
Other Service Providers
Portfolio Transactions and Allocation of Brokerage
Portfolio Turnover
Taxation
Voting and Ownership of Shares
Distribution
Plan of Distribution
Purchase of Shares
Redemption of Shares
Special Shareholder Services
Dividends and Distributions
Net Asset Value
Investment Performance
Counsel and Independent Registered Public Accounting Firm
Other Information
Financial Statements

GLOSSARY

As used in this SAI, the following terms have the meanings listed.

“Administrator” means Satuit Funds Administrator, LLC

“Board” means the Board of Trustees of the Trust.

“Code” means the Internal Revenue Code of 1986, as amended.

“Custodian” means US Bank N.A., the custodian of the Fund’s assets.

“Distributor” means Rafferty Capital Markets, LLC.

“EC Fund” means the Satuit Capital U.S. Emerging Companies Fund.

“Funds” means the Satuit Capital U.S. Emerging Companies Fund, the Satuit Capital U.S. Small Cap Fund and Satuit Capital U.S. SMID Cap Fund, each a separate series of the Trust.

“Moody’s” means Moody’s Investors Service.

“MSS” means Mutual Shareholder Services, LLC, the transfer and dividend disbursing agent of the Fund.

“NAV” means net asset value.

“NRSRO” means a nationally recognized statistical rating organization.

“SEC” means the U.S. Securities and Exchange Commission.

“S&P” means Standard & Poor’s.

“SC Fund” means  the Satuit Capital U.S. Small Cap Fund.

“SCM” means Satuit Capital Management, LLC, investment adviser to Satuit Capital U.S. Emerging Companies Fund.

“SFM” means Satuit Funds Management, LLC, investment adviser to Satuit Capital U.S. Small Cap and SMID Cap Funds.

“SM Fund” means the Satuit Capital U.S. SMID Cap Fund.

“Trust” means Satuit Capital Management Trust, a Delaware statutory trust that is registered with the SEC as an open-end, management investment company, commonly referred to as a “mutual fund”.

“U.S. Government Securities” means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“1933 Act” means the Securities Act of 1933, as amended.

“1940 Act” means the Investment Company Act of 1940, as amended.

i

THE FUNDS

Satuit Capital U.S. Emerging Companies Fund (f/k/a Satuit Capital Micro Cap Fund) (the “EC Fund”) is a series of Satuit Capital Management Trust (the “Trust”), a Delaware statutory trust organized on August 29, 2000. The Trust’s principal office is located at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147. The Trust is an open-end, management investment company and the Fund is a “diversified” series of the Trust, as that term is defined in the 1940 Act.

The EC Fund is a separate series of the Trust.  The EC Fund offers two class of shares to investors, No-Load shares, imposing no front-end sales charge, imposing a 2.00% redemption fee for shares redeemed less than 90 calendar days after purchase and charging a 12b-1 fee, pursuant to the Fund’s Rule 12b-1 Distribution Plan, at an annual rate of up to 0.25% of the Fund’s average daily net assets, and Class I Shares, imposing no front-end sales charge, no redemption fees, and no 12b-1 fees.

Satuit Capital U.S. Small Cap Fund (the “SC Fund”) and Satuit Capital U.S. SMID Cap Fund (the “SM Fund”) (together the “Funds”) are each a series of the Trust, and began offering their shares to the public on April 1, 2013. The SC and SM Funds also offer No-Load and Class I Shares.  The No-Load and Class I shares of the SC and SM Fund are identical in all respects to the same share classes offered by the EC Fund.

This SAI relates to the offering of No-Load Class Shares only.

INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RESTRICTIONS

A description of the principal investment strategies and risks of the Funds are set forth in the No-Load Class Share Prospectus.  More detailed information regarding the principal investment strategies of each Fund appears below.

The EC Fund’s investment objective is to provide investors with long-term capital appreciation. The EC Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of micro capitalization companies (“emerging companies”). SCM, the EC Fund's investment adviser, considers a company to be an “emerging company” when its market capitalization, at the time of purchase, is within the range of market capitalizations of those companies comprising the Russell Micro Cap Index (RMicro).  As of the latest reconstitution of the RMicro on June 28, 2013, the capitalization range of companies comprising the Index is approximately $50 million to $1.5 billion. SCM will select portfolio securities which it believes exhibit reasonable valuations and favorable growth prospects.

The SC Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of small cap companies. SFM, the SC Fund's investment adviser, considers a company to be a small cap company when its market capitalization, at the time of purchase, is within the range of market capitalizations of those companies comprising the Russell 2000 Index (R2000).  As of the latest reconstitution of the R2000 on June 28th, 2013, the capitalization range of companies comprising the Index is approximately $129 million to $4.0 billion.

The SM Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of SMID cap companies. SFM, the SM Fund's investment adviser, considers a company to be a SMID cap company when its market capitalization, at the time of purchase, is within the range of market capitalizations of those companies comprising the Russell 2500 Index (R2500). As of the latest reconstitution of the R2500 on June 28th 2013, the capitalization range of companies comprising the Index is approximately $600 million to $10.0 billion.

SCM and SFM both utilize proprietary quantitative analysis of both value and growth characteristics to rank U.S. emerging, small cap and SMID cap companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investments securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company’s price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company’s potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, SCM and SFM rank the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what they refer to as the “Focus List”.

SCM and SFM then select portfolio securities for investment by the Funds by subjecting the common stocks on the Focus List to a qualitative analysis of each company’s valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company’s competitive position in its particular market sector, its business prospects and financial statements. SCM and SFM also regularly conduct interviews with company management and Wall Street analysts who provide research about a company’s common stock in the stock market.

SCM and SFM constantly monitor each Fund’s investment portfolio positions for adverse changes in the Fund’s investment portfolio. Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if SCM or SFM, as applicable, determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

SCM and SFM may elect to sell a portfolio security when the reasons for its purchase no longer apply, when return on assets, price to book value or other valuation ratios decline, when SCM and/or SFM believes that the market price per share of a security exceeds the inherent value of the company, or when a company’s earnings and dividends prospects weaken.

INVESTING IN MUTUAL FUNDS - All mutual funds carry a certain amount of risk. You may lose money on your investment in the Funds. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Funds can give no assurance that its investment objective will be achieved.

STOCK MARKET RISKS - The net asset value of the Funds fluctuates based on changes in the value of the securities held in the investment portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Funds invest may be adversely affected by an issuer’s having experienced losses or by the lack of earnings or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Funds is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of each Fund’s shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

STOCK SELECTION RISKS - Like all managed funds, there is a risk that a Fund's investment adviser's strategy for managing the Funds may not achieve the desired results. The portfolio securities selected by  Fund's investment adviser  may decline in value or not increase in value when the stock market in general is rising and may fail to meet a Fund’s investment objective. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Funds’ investments may go down and you could lose money on your investment.

RISKS OF INVESTMENT IN EMERGING COMPANIES - The EC Fund invests principally in emerging companies (generally, companies with a market capitalization of $500 million or less).  Accordingly, the EC Fund may be subject to the additional risk associated with investment in emerging companies. These companies may (1) have relatively small revenues, (2) have limited product lines or services, (3) lack depth of management (4) lack the ability to internally generate funds necessary for growth and (5) feature products or services for which a market does not yet exist and/or may never be established. Due to these and other factors, emerging companies may suffer significant losses, as well as realize substantial growth. Thus, securities of emerging companies present greater risks than do securities of larger, more established companies.

Historically, stocks of emerging companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of emerging companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of emerging companies to changing economic conditions. Besides exhibiting greater volatility, emerging company stocks may, to a degree, fluctuate independently of larger company stocks. Emerging company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the value of EC Fund shares to be more volatile than the shares of mutual fund investing primarily in larger company stocks.

OTHER INVESTMENT POLICIES AND RESTRICTIONS.

The following paragraphs provide a description of other investment strategies, policies and restrictions of the Funds, and associated risks. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval.

INITIAL PUBLIC OFFERINGS - To the extent securities from an initial public offering (“IPO”) are offered to the Funds, the Funds may participate in IPOs if the security being offered satisfies the Fund’s investment criteria as determined by the Adviser. An IPO is a company’s first sale of stock to the public and are primarily used to raise substantial amounts of new capital to support current operations, expansion or new business opportunities and otherwise to implement a company’s growth plans. Securities offered in an IPO are often, but not always, those of young, small companies seeking outside equity capital and a public market for their stock. There is no guarantee that the company offering its shares in a public offering will sell a sufficient amount of shares to raise the capital that is needed or that a public market for their shares will ever develop. Investors purchasing stock in IPOs generally must be prepared to accept considerable risks for the possibility of large gains. IPOs by investment companies (closed-end funds) usually include underwriting fees that represent a load to buyers.  IPOs are considered speculative investments and can be extremely volatile. As a result, IPOs may have a significant impact on a Fund’s performance. There is no guarantee that the IPOs in which a Fund participates will be successful, or that such Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance will decrease.

CASH POSITIONS AND TEMPORARY DEFENSIVE STRATEGIES - At times, the Funds may employ temporary defensive strategies in response to unfavorable economic, market, political or other conditions. At such times, the a Fund may increase its cash reserves without limit by holding high quality, short-term debt securities and money market instruments and by entering into repurchase agreements. These investments are inconsistent with the Funds’ primary investment strategies. As a result, during periods when a Fund is taking such a position, that Fund may not achieve its objective.

SHORT-TERM INVESTMENTS - The Funds may invest in any of the following securities and instruments:

BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS - The Funds may acquire certificates of deposit, bankers' acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

Banks may be subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective, strategies and policies stated above and in its Prospectus, a Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

SAVINGS ASSOCIATION OBLIGATIONS - The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS - The Funds may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs that could not be supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

GOVERNMENT OBLIGATIONS - The Funds may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Each of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

ILLIQUID SECURITIES – None of the Funds may invest more than 15% of the value of their net assets in securities that at the time of purchase are illiquid. SCM and SFM, as applicable, will monitor the amount of illiquid securities in each Fund’s portfolio, under the supervision of the Board, to ensure compliance with each Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of the Fund’s portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the 1933 Act, the Board may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

RESTRICTED SECURITIES - The SEC (“Staff”) currently takes the view that any delegation by the Board of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the Fund) must be pursuant to written procedures established by the Board. It is the present intention of the Board, if the Board decides to delegate such determinations to the Adviser or another person, they would do so pursuant to written procedures, consistent with the Staff’s position. Should the Staff modify its position in the future, the Board would consider what action would be appropriate in light of the Staff’s position at that time.

SHORT SALES - The Funds are authorized to commit up to 5% of a Fund’s net assets to engage in short sales of securities which it does not own or have the right to acquire. In a short sale, a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit in a segregated account with the Fund’s custodian additional cash or securities so that the total collateral held for the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

If a Fund makes a short sale, the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

As stated above, when engaging in short sales, a Fund is required to segregate with its custodian at all times an amount of cash, U.S. Government securities, and other high-grade liquid debt securities equal to the excess of the current market value, as calculated on a daily basis, of the securities sold short over the amount of collateral deposited with the broker in respect of the short sale (not including the proceeds of the short sale). The Fund values the securities sold short daily in accordance with procedures established by the Board for valuing the Fund’s “long” investments, and the segregated account is marked to market daily to reflect changes in the value of the security. The Fund’s segregation requirement is reduced to an amount below the opening value of the security in question, if the value of the security falls below the opening value. Conversely, the Fund’s segregation requirement is increased above the opening value, if the value of the security rises above that level. If the segregation requirement increases, that is, if the sum of the market value of the segregated account plus the market value of the amount deposited with the broker as collateral falls below the amounts required to be maintained (i.e., the greater of the current market value of the security sold short or the market value of that security at the time the transaction was entered into), then the Fund deposits additional assets in the segregated account to satisfy the requirement.

A Fund’s decision to make a short sale may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

Short sales create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

REPURCHASE AGREEMENTS - The Funds may invest in repurchase agreements. A repurchase agreement involves the purchase by a Fund of the securities with the condition that after a stated period of time the original seller will buy back the same securities at a predetermined price or yield. The Fund’s custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase Agreement will be determined on each business day. If at any time the market value of the Fund’s collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

BORROWING MONEY - The Funds may borrow money from banks as a temporary measure for emergency purposes or to facilitate redemption requests. Each Fund may borrow up to one-third of its total assets. Borrowing money involves special risk considerations that may not be associated with other funds having similar objectives and policies. Because substantially all of the Funds’ assets fluctuate in value, whereas the interest obligation resulting from a borrowing is generally fixed, the net asset value per share of a Fund tends to decrease more when its portfolio assets decrease in value than would otherwise occur if such Fund did not borrow funds. Interest costs on borrowings, however, may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

SECURITIES LOANS - The Funds may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 33 1/3% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, “marked-to-market” daily. The borrower pays to a lender-Fund an amount equal to any dividends or interest received on securities lent. The Funds retain all or a portion of the interest received on the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Funds retain the right to call the loans at any time on reasonable notice, and it will do so to enable such Fund to exercise voting rights on any matters materially affecting the investment.  The Funds may also call such loans in order to sell the securities.

INVESTMENT RESTRICTIONS - In addition to the principal investment objective, policies and risks set forth in the Prospectus and in this SAI, the Funds are subject to certain fundamental and non-fundamental investment restrictions, as set forth below. Fundamental investment restrictions may not be changed without the vote of a majority of the respective Fund’s outstanding securities, as defined in the 1940 Act. Non-fundamental investment restrictions of the Funds may be changed by the Board without shareholder approval.

FUNDAMENTAL INVESTMENT RESTRICTIONS

As fundamental investment restrictions, each Fund will not:

1.

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if, as a result, as to 75% of the Fund’s total assets, more than 5% of its net assets would be invested in the securities of one issuer or the Fund would hold more than 10% of the outstanding voting securities of any one issuer;

2.

Issue any senior securities, as defined in the 1940 Act, except as set forth in restriction number 3 below;

3.

Borrow amounts in excess of 33 1/3% of the market value of its total assets, and then only from a bank and as a temporary measure for extraordinary or emergency purposes. To secure any such borrowing, the Fund may pledge or hypothecate all or any portion of the value of its total assets;

4.

Act as an underwriter of securities of other issuers, except insofar as the Trust may be technically deemed an underwriter under the federal securities laws in connection with the disposition of the Fund’s portfolio securities;

5.

Purchase or sell real estate or commodities, including oil, gas or other mineral exploration or developmental programs or commodity futures contracts;

6.

Make loans, in the aggregate, exceeding 33 1/3% of the Fund’s total assets or lend the Fund’s portfolio securities to broker-dealers if the loans are not fully collateralized;

7

Invest in other registered investment companies, except as permitted by the 1940 Act;

8

Purchase from or sell to any officer or trustee of the Trust or its Adviser any securities other than the shares of beneficial interest of the Fund; or

9.

Concentrate investments, or invest 25% or more of its net assets, in any one industry. This limitation shall not apply to securities issued or guaranteed by the U.S. Government.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The EC Fund has a non-fundamental policy to invest at least 80% of its assets in the stocks of emerging companies.  The SC Fund has a non-fundamental policy to invest at least 80% of its assets in the stocks of small cap companies.  The SM Fund has a non-fundamental policy to invest at least 80% of its assets in the stocks of SMID cap companies.  In addition, each Fund is subject to the following restrictions that are not fundamental and may therefore be changed by the Board without shareholder approval.

Each Fund will not:

1.

Acquire securities for the purpose of exercising control over management;

2.

Invest more than 15% of its net assets in illiquid securities. In the event that such illiquid securities comprise more than 15% of the Fund’s assets due to appreciation or other like cause not related to direct investment, the Fund shall not purchase additional portfolio securities until such time as the Fund holds 15% or less in such illiquid securities; or

3.

Purchase additional portfolio securities if borrowings exceed 5% of the Fund’s net assets.

Unless otherwise indicated, percentage limitations included in the restrictions apply at the time the Fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund’s net assets will not be considered in determining whether it has complied with its investment restrictions.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Funds’ shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., “non-standard disclosure”). The Board has also delegated authority to the Trust’s President and to senior management at each Fund’s investment advisor, Satuit Capital Management, LLC and Satuit Funds Management, LLC (the “Advisers”), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Trust’s president and/or senior management at the Advisers. The Advisers report quarterly to the Board regarding the implementation of such policies and procedures.

The Trust is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

The Trust’s service providers which have contracted to provide services to the Trust and the Funds, including, for example, the custodian and the Fund’s accountants, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure.  Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Fund’s full portfolio holdings:

1.

to the Trust’s auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2.

to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing regulatory filings;

3.

to rating agencies on a monthly basis for use in developing a rating for the Fund; and

4.

to the Trust’s administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Trust currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.  Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund’s portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board. The Board has authorized the President of the Trust and senior management at the Adviser to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Trust and the Funds’ shareholders. There may be instances where the interests of a Fund’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, the Distributor or an affiliated person of the Trust (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Trust and third party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust nor the Adviser or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

TRUSTEES AND OFFICERS

The business of each Fund is managed under the direction of the Board. The Board formulates the general policies of the Funds and meets periodically to review each Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Funds. The Trustees are fiduciaries for each Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. Trustees who are “interested persons”, as defined by the 1940 Act, are indicated in the table below (“Interested Trustee”).  Unless otherwise noted below, the address of each Trustee and Officer is C/O Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

Name, address and Year Born	Position(s) held with the Trust	Term of office and length of time served*	Principle occupation(s) during the past five years	Number of funds in the Trust overseen by Trustee***	Other directorships held by Trustee during the past five years
Interested Trustee:
Robert J. Sullivan ** 1961	Chairman of the Board, President and Treasurer	Since December 2000	Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company since December 2000; and Managing Director and Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June 2000 to present; Managing Director and Investment Officer of Satuit Funds Management, LLC, a registered investment adviser, from 2011 to present.	3	None.
Non-Interested Trustees:
Name, address and age	Position(s) held with the Trust and tenure	Term of office and length of time served*	Principle occupation(s) during the past five years	Number of funds in the Fund Complex overseen	Other directorships held by Trustee during the past five years
Samuel Boyd, Jr. 1940	Trustee	Since October 2002	Retired since 2005.	3	None
Paul M. Dickinson 1947	Trustee	Since November 2003	President of Alfred J. Dickinson, Inc. Realtors since April 1971.	3	None
Anthony J. Hertl 1950	Trustee	Since October 2002	Consultant to small and emerging businesses since 2000.	3	Northern Lights Fund Trust ― 16 funds; Northern Lights Variable Trust ― 13 funds; AdviserOne Funds ― 15 funds; The India Select Fund ― 1 fund
William E. Poist 1939	Trustee	Since November 2003	Financial and Tax Consultant, Management Consulting for Professionals since 1974.	3	None
Officers:
David D. Jones 422 Fleming Street, Suite 7 Key West, FL 3040 1957	Chief Compliance Officer & Secretary	Since March 2008	Co-founder and Managing Member of Drake Compliance LLC (compliance consulting), since 2004; founder and controlling shareholder of David Jones & Associates P.C. (law firm) since 1998.	N/A	N/A

* Each trustee holds office for an indefinite term and until the earlier of: the Trust’s next meeting of shareholders and the election and qualification of his successor; or until the date a Trustee dies, resigns or is removed in accordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and serves for a period of one year, or until his successor is duly elected and qualified.

** Robert Sullivan is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act.  Mr. Sullivan is an interested person because: (1) he is an officer of the Trust; and (2) he is a majority owner of SCM and a controlling shareholder of SFM, investment advisers to the Funds.

***The Fund Complex is comprised of Satuit Capital U.S. Emerging Companies Fund, Satuit Capital U.S. Small Cap Fund and Satuit Capital U.S. SMID Cap Fund.

The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of the Board’s effectiveness.  The Board determined that each of the Trustees is qualified to serve as a Trustee of the Trust based on a review of the experience, qualifications, attributes and skills of each Trustee.  In reaching this determination, the Board has considered a variety of criteria, including, among other things: character and integrity; ability to review critically, evaluate, question and discuss information provided, to exercise effective business judgment in protecting shareholder interests and to interact effectively with the other Trustees, the Adviser, other service providers, counsel and the independent registered accounting firm (“independent auditor”); and willingness and ability to commit the time necessary to perform the duties of a Trustee.  Each Trustee’s ability to perform his duties effectively is evidenced by his experience or achievements in the following areas:  management or board experience in the investment management industry or companies in other fields, educational background and professional training, and experience as a Trustee of the Fund.  Information as of October 15, 2011 indicating the specific experience, skills, attributes and qualifications of each Trustee which led to the Board’s determination that the Trustee should serve in this capacity is provided below.

Robert J. Sullivan. Mr. Sullivan has been a Trustee since 2000 and is the Chairman of the Board, President and Treasurer of the Trust. Mr. Sullivan has managed the Satuit Capital U.S. Emerging Companies Fund (f/k/a Satuit Capital Micro Cap Fund) since its inception in December 2000, and is Chairman and majority owner of its investment adviser, SCM. Mr. Sullivan has served as co-portfolio manager of each of the Funds since their inception and is Chairman and majority owner of the Adviser.  Mr. Sullivan has over 25 years of investment experience.  Prior to founding the Adviser, Mr. Sullivan was employed by Cadence Capital Management as a Senior Equity Analyst. Mr. Sullivan also held positions at Fidelity Capital Markets and Bridge Information Systems. He began his investment career in 1981 as an analyst for a D.C. venture capital firm.  Mr. Sullivan holds a Bachelor's Degree in Economics from the University of Maryland and holds Series 7, 22, and 63 licenses from the Financial Industry Regulatory Authority, Inc. (FINRA).

Samuel Boyd, Jr.

Mr. Boyd has been a Trustee since 2002.  He has significant business management experience dealing with customer service operations and accounting matters, having served as Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from 1978 to 2005, as well as previously holding a chief financial officer position and a certified public accounting certificate.  In addition, Mr. Boyd is an experienced investment company trustee, having served on additional boards of investment companies for over twenty-five years, including World Funds Inc., World Insurance Trust and Janus Advisors Series Trust.

Paul M. Dickinson. Mr. Dickinson has been a Trustee since 2003.  Mr. Dickinson has significant business leadership experience having served as president and owner of a real estate business for over 30 years.  In addition, Mr. Dickinson is an experienced investment company trustee, having served on additional boards of investment companies for over twenty-five years, including World Funds Inc. and World Insurance Trust.

Anthony J. Hertl.

Mr. Hertl has been a Trustee since 2002.  He holds a certified public accounting certificate and has over 10 years of audit experience, including extensive experience with equity securities, with a “Big Four” accounting firm.  In addition, he has over 13 years of experience in the financial services industry, having held positions as the chief financial officer of financial services companies and investment management companies and is presently a consultant to small and emerging business.  In addition, Mr. Hertl served as Vice President of Finance and Administration of Marymount College from 1996-2000.  Furthermore, Mr. Hertl is an experienced investment company trustee, serving on additional boards of investment companies, including as chairman of certain of such board’s audit committees, including Northern Lights Fund Trust, Northern Lights Variable Trust, AdviserOne Funds, The India Select Fund, and World Funds Trust.

William E. Poist. Mr. Poist has been a Trustee since 2003.  He has significant experience managing financial and tax matters for businesses, having served as Financial and Tax Consultant for Management Consulting for Professionals since 1974.  In addition, Mr. Poist is an experienced investment company trustee, having served on additional boards of investment companies for over twenty-five years, including World Funds Inc. and World Insurance Trust.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

BOARD COMPOSITION AND LEADERSHIP STRUCTURE - The Board consists of five individuals, one of whom is an Interested Trustee.  The Chairman of the Board, Mr. Sullivan, is an Interested Trustee.  The Board does not have a lead independent director as it believes that it is beneficial to have a representative of the Trust’s management as its Chairman. Mr. Sullivan is the Managing Director and Investment Officer of the Adviser and oversees the investment and business affairs of the Trust.  Accordingly, the Board believes his participation in the Board’s deliberations helps assure that the Board’s decisions are informed and are accurately communicated to and implemented by the Trust’s management.

The Board believes that its structure facilitates the orderly and efficient flow of information to the Trustees from the Adviser and other service providers with respect to services provided to the Trust, potential conflicts of interest that could arise from these relationships and other risks that the Trust may face.  The Board further believes that its structure allows all of the Trustees to participate in the full range of the Board’s oversight responsibilities.  The Board believes that the orderly and efficient flow of information and the ability to bring each Trustee’s talents to bear in overseeing the Trust’s operations is important, in light of the size and complexity of the Fund and the risks that the Fund faces.  The Board and its committees review their structure regularly, to help ensure that it remains appropriate as the business and operations of the Trust, and the environment in which the Trust operates, changes.

Currently, the Board has only one committee, an Audit Committee. The responsibilities of the Audit Committee and its members are described below.

AUDIT COMMITTEE - The Trust has a standing Audit Committee of the Board composed of Messrs. Hertl, Boyd, Dickinson and Poist. Mr. Hertl acts as the chairperson of such committee. The functions of the Audit Committee are to meet with the Trust’s independent auditors to review the scope and findings of the annual audit, discuss the Trust’s accounting policies, discuss any recommendations of the independent auditors with respect to the Trust’s management practices, review the impact of changes in accounting standards on the Trust’s financial statements, recommend to the Board the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board.

BOARD’S ROLE IN RISK OVERSIGHT OF THE TRUST - The Board oversees risk management for the Trust directly and, as to certain matters, through its Audit Committee.  The Board exercises its oversight in this regard primarily through requesting and receiving reports from and otherwise working with the Trust’s senior officers (including the Trust’s President, Chief Compliance Officer and Treasurer), portfolio management and other personnel of the Adviser, the Trust’s independent auditor, legal counsel and personnel from the Trust’s other service providers.  The Board also relies on regular discussions with the Adviser at Board Meetings regarding the sources of risk applicable to the Funds and an understanding of the appropriate level of risk acceptable on behalf of the Funds.  The Board has adopted, on behalf of the Trust, and periodically reviews with the assistance of the Trust’s Chief Compliance Officer, policies and procedures designed to address certain risks associated with the Trust’s activities.  In addition, the Adviser and the Trust’s other service providers also have adopted policies, processes and procedures designed to identify, assess and manage certain risks associated with the Trust’s activities, and the Board receives reports from service providers with respect to the operation of these policies, processes and procedures as required and/or as the Board deems appropriate in an effort to ensure that they serve appropriately to protect the interests of the Funds’ shareholders.

BENEFICIAL OWNERSHIP - As of the calendar year ended December 31, 2014, the Trustees held the following equity securities in the Trust, which includes the EC Fund, SC Fund, and SM Fund:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities Held in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Robert J. Sullivan	EC Fund- $ 10,000 – $50,000 SC Fund- $100,000 - $150,000 SM Fund- $100,000 - $150,000	$ 10,000 – $50,000 $100,000 - $150,000 $100,000 - $150,000
Samuel Boyd, Jr.	EC Fund- $ 10,000 – $50,000 SC Fund- None SM Fund- None	$ 10,000 – $50,000 None None
Paul Dickinson	EC Fund- $ 10,000 – $50,000 SC Fund- None SM Fund- None	$ 10,000 – $50,000 None None
Anthony J. Hertl	EC Fund- None SC Fund- None SM Fund- None	None None None
William Poist	EC Fund- $ 10,000 – $50,000 SC Fund- None SM Fund- None	$10,000 – $50,000 None None

As of December 31, 2014, neither the Independent Trustees nor members of their immediate family owned securities beneficially or of record in the Adviser, the Funds’ principal underwriter, or an affiliate of the Adviser or principal underwriter. Accordingly, neither the Independent Trustees nor members of their immediate family have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Funds’ principal underwriter or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Funds’ principal underwriter or any affiliate thereof was a party.

COMPENSATION - Each Trustee who is not affiliated with the Trust or the Adviser, receives compensation for his service as Trustee of the Trust. In addition, each Trustee who is not affiliated with the Trust or the Adviser, will be reimbursed for expenses incurred in connection with attending Board and committee meetings. None of the Trust’s executive officers receives any compensation or expense reimbursement from the Fund.

For the fiscal year ended October 31, 2014, the Trustees received the following compensation from the Trust:

Name of Person, Position	Aggregate Compensation from the Trust	Pension or Retirement benefits accrued as part of Trust expenses	Estimated Annual benefits upon retirement	Total compensation from the Trust paid to Trustees

Robert J. Sullivan*	$ 0	N/A	N/A	$ 0
Samuel Boyd, Jr.	$10,000	N/A	N/A	$10,000
Paul Dickinson	$10,000	N/A	N/A	$10,000
Anthony J. Hertl	$10,000	N/A	N/A	$10,000
William Poist	$10,000	N/A	N/A	$10,000

*    “Interested person” as defined under the 1940 Act.

CODE OF ETHICS - The Trust, each Adviser and the Distributor have each adopted a Code of Ethics (the “Code”), pursuant to Rule 17j-1 of the 1940 Act, which makes it unlawful for any affiliated person of the Funds, Adviser, or Distributor, in connection with the purchase or sale, directly or indirectly, by the person, of a security held or to be acquired by a Fund to (i) employ any device, scheme or artifice to defraud a Fund; (ii) make any untrue statement of a material fact to a Fund or omit to state a material fact necessary in order to make the statements made to a Fund, in light of the circumstances under which they are made, not misleading; (iii) engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a Fund; or (iv) engage in any manipulative practice with respect to a Fund. The Board has determined that personnel of the Trust may engage in personal trading of securities, including with respect to securities purchased and sold by any Fund, subject to general fiduciary principles and compliance with the express provisions of the Code.

It is noted that under the Code: (1) the disinterested Trustees of the Trust are not required to pre-clear personal securities transactions, and (2) the disinterested Trustees need not report transactions where they were not provided with information about the portfolio transactions contemplated for the Fund or executed for the Fund for a period of 15 days before and after such transactions.

PROXY VOTING POLICIES - The Trust is required to disclose information concerning the Funds’ proxy voting policies and procedures to shareholders. The Board has delegated to the Adviser responsibility for decisions regarding proxy voting for securities held by the Funds. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year will be available (1) without charge, upon request by calling 1-866-9-SATUIT and (2) on the SEC’s website at http://www.sec.gov. Where a proxy proposal raises a material conflict between the Adviser’s interests and a client’s interest, including a mutual fund client, the Adviser will resolve such conflict in the manner set forth in its Proxy and Corporate Action Voting Policies and Procedures set forth in Appendix A hereto.

PRINCIPAL SECURITIES HOLDERS - A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

As of December 31, 2014, the following persons owned of record or beneficially owned shares of the EC Fund in the following amounts:

Name & Address	Number of EC Fund Shares Held	Percentage of Total EC Fund Shares
CHARLES SCHWAB & CO., INC. 211 MAIN STREET SAN FRANCISCO , CA 94105	No-Load- 532,809	12.03%
FIRST CLEARING, LLC 2801 MARKET STREET ST LOUIS , MO 63103	No-Load- 1,038,808	23.46%
NFS LLC 200 LIBERTY STREET NEW YORK , NY	No-Load- 1,100,826	20.81%
UBS FINANCIAL SERVICES INC P.O.BOX 3321, WEEHAWKEN , NJ	No-Load- 719,669	14.96%
Name & Address	Number of SC Fund Shares Held	Percentage of Total SC Fund Shares
ROBERT J. SULLIVAN 1468 COLEMAN ROAD FRANKLIN , TN 37064-	No-Load- 10,898	14.92%
AMERITRADE INC. PO BOX 2226 OMAHA , NE 68103-2226	No-Load- 14,013	19.19%
CHARLES SCHWAB & CO., INC. 211 MAIN STREET SAN FRANCISCO , CA 94105-	No-Load- 23,430	32.08%
NFS LLC 200 LIBERTY STREET NEW YORK , NY	No-Load- 22,642	31.00%

Name & Address	Number of SM Fund Shares Held	Percentage of Total SM Fund Shares
ROBERT J. SULLIVAN 1468 COLEMAN ROAD FRANKLIN , TN 37064-	No-Load- 10,894	12.90%
AMERITRADE INC. PO BOX 2226 OMAHA , NE 68103-2226	No-Load- 18,089	21.42%
CHARLES SCHWAB & CO., INC. 211 MAIN STREET SAN FRANCISCO , CA 94105-	No-Load- 39,639	46.93%
NFS LLC 200 LIBERTY STREET NEW YORK , NY	No-Load- 9,184	10.88%

As of December 31, 2014, officers and trustees of the Trust, as a group, owned less than 1.00% of the EC Fund.

As of December 31, 2014, officers and trustees of the Trust, as a group, owned 15% of the SC Fund.

As of December 31, 2014, officers and trustees of the Trust, as a group, owned 13% of the SC Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISERS

Satuit Capital Management, LLC (“SCM”), 238 Public Square, Suite 200, Franklin, TN 37064, serves as investment adviser to the EC Fund. SCM is owned and controlled by Mr. Robert J. Sullivan, who is the Managing Director and Chief Investment Officer of SCM and the Chairman of the Board, President and Treasurer of the Trust. Subject to the general supervision and control of the Board, SCM makes investment decisions for the EC Fund. SCM is a privately held limited liability company that is registered as an investment adviser with the SEC.

Under the terms of its Advisory Agreement (the “EC Advisory Agreement”) with the EC Fund, SCM is responsible for formulating the EC Fund’s investment programs and for making day-to-day investment decisions and engaging in portfolio transactions. SCM also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the EC Fund’s operations. SCM pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the EC Fund. The services furnished by SCM under the EC Advisory Agreement are not exclusive, and SCM is free to perform similar services for others.

Satuit Funds Management LLC (“SFM”), 238 Public Square, Suite 200, Franklin, TN, 37064, serves as investment adviser to the SC and SM Funds. SFM commenced operations on April 1, 2013.  Mr. Robert J. Sullivan is the Managing Director and Chief Investment Officer of SFM and the Chairman of the Board, President and Treasurer of the Trust. Subject to the general supervision and control of the Board, SFM makes investment decisions for the SC and SM Funds. SFM is a privately held limited liability company that is registered as an investment adviser with the SEC.  Mr. Sullivan is a controlling shareholder of SFM.

Under the terms of its Advisory Agreement (the “SC/SM Advisory Agreement”) with the SC and SM Funds, SFM is responsible for formulating each Fund’s investment programs and for making day-to-day investment decisions and engaging in portfolio transactions. SFM also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the Funds’ operations. SFM pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Funds. The services furnished by SFM under the SC/SMAdvisory Agreement are not exclusive, and SFM is free to perform similar services for others.

INVESTMENT ADVISORY AGREEMENTS

SCM acts as the investment adviser to the EC Fund pursuant to the EC Advisory Agreement which has been approved by the Board (including a majority of the Trustees who are not parties to the agreement, or interested persons of any such party). Under the terms of the EC Advisory Agreement between the Trust and SCM, SCM conducts investment research and management for the EC Fund and is responsible for the purchase and sale of securities for the EC Fund’s investment portfolio. SCM provides the EC Fund with investment advice, supervises the management and investment programs and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effectuating portfolio transactions. SCM also furnishes, at its own expense, all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the EC Fund. In addition, SCM pays the salaries and fees of all officers of the Trust who are affiliated with SCM.  Under the EC Advisory Agreement, the monthly compensation paid to SCM is accrued daily at an annual rate of 1.25% on the average daily net assets of the EC Fund.  For the fiscal year ended October 31, 2014, SCM earned fees at the annual rate of 1.25% on the Fund’s average daily net assets.

The EC Advisory Agreement was approved by a majority the full Board as well as by a majority of the Independent Trustees.  The continuance of the EC Advisory Agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) and, in either case, by a majority of the Trustees who are not interested persons of the Trust or SCM. A discussion regarding the basis for the Board’s approval of the continuance of the EC Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the year ended October 31, 2014.  SCM's investment decisions are made subject to the direction and supervision of the Board. The EC Advisory Agreement provides that SCM shall not be liable to the EC Fund for any error of judgment by SCM or for any loss sustained by the EC Fund except in the case of SCM’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The EC Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by vote of a majority of the outstanding voting securities of the EC Fund or by either party upon 60 days' written notice. No person other than SCM regularly furnishes advice to the EC Fund with respect to the desirability of the EC Fund’s investing in, purchasing or selling securities.

In the interest of limiting expenses of the No-Load Shares of the EC Fund, SCM has entered into a contractual expense limitation agreement with the Trust.  Pursuant to the expense limitation agreement, SCM has agreed to waive or limit its fees and assume other expenses of the No-Load Shares of the EC Fund so that the EC Fund’s ratio of total annual operating expenses for its No-Load Shares is limited to 1.95%.   Subject to annual approval by a majority of the Independent Trustees, this arrangement will remain in effect from year to year unless SCM or a majority of the Independent Trustees terminate this agreement upon 90 days notice.  This limitation does not apply to interest, taxes, brokerage commissions, and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.  SCM will be entitled to reimbursement of fees waived or reimbursed by SCM to the EC Fund, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded.  The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement amount.

For the fiscal year ended For the fiscal year ended October 31, 2011, SCM earned fees of $1,883,044, none of which were waived. For the fiscal year ended October 31, 2012, SCM earned fees of $2,038,578, none of which were waived.  For the fiscal year ended October 31, 2013, SCM earned fees of $2,268,554, none of which were waived.  For the fiscal year ended October 31, 2014, SCM earned fees of $2,389,259, none of which were waived.

SCM was reimbursed $322,231 by the EC Fund during the year ended October 31, 2011. SCM was reimbursed $52,486 by the EC Fund during the year ended October 31, 2012.  SCM did not receive any reimbursements during the fiscal years ended October 31, 2013 and 2014.

SFM acts as the investment adviser to the SC and SM Funds pursuant to the SC/SM Advisory Agreement which has been approved by the Board (including a majority of the Trustees who are not parties to the agreement, or interested persons of any such party). Under the terms of the SC/SM Advisory Agreement between the Trust and SFM, SFM conducts investment research and management for the SC and SM Funds and is responsible for the purchase and sale of securities for each Fund’s investment portfolio. SFM provides the SC and SM Funds with investment advice, supervises the management and investment programs and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effectuating portfolio transactions. SFM also furnishes, at its own expense, all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the SC and SM Funds. In addition, SFM pays the salaries and fees of all officers of the Trust who are affiliated with SFM.  Under the SC/SM Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the average daily net assets of each Fund.

The SC/SM Advisory Agreement was approved by a majority the full Board as well as by a majority of the Independent Trustees.  A discussion regarding the basis for the Board’s approval of the investment advisory contract is available in the Trust’s Annual Report to Shareholders for the period ended October 31, 2014.  The continuance of the SC/SM Advisory Agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of each Fund (as defined in the 1940 Act) and, in either case, by a majority of the Trustees who are not interested persons of the Trust or SFM.  SFM’s investment decisions are made subject to the direction and supervision of the Board. The SC/SM Advisory Agreement provides that SFM shall not be liable to the Funds for any error of judgment by SFM or for any loss sustained by the Funds except in the case of SFM’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The SC/SM Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by vote of a majority of the outstanding voting securities of a Fund or by either party upon 60 days' written notice. No person other than SFM regularly furnishes advice to the SC of SM Funds with respect to the desirability of the Funds investing in, purchasing or selling securities.

In the interest of limiting expenses of the No-Load Shares of both the SC Fund and SM Fund, SFM has entered into a contractual expense limitation agreement with the Trust.  Pursuant to the expense limitation agreement, SFM has agreed to waive or limit its fees and assume other expenses of the No-Load Shares of the SC Fund and the SM Fund so that each Fund’s ratio of total annual operating expenses for No-Load Shares is limited to 1.50%.   Subject to annual approval by a majority of the Independent Trustees, this arrangement will remain in effect from year to year unless a majority of the Independent Trustees terminate this agreement upon 90 days notice.  SFM may terminate the agreement upon 90 days notice, but only if such termination is authorized by a majority of the Independent Trustees or of the outstanding No-Load Shares of the relevant Fund or Funds, or such notice is given to terminate the agreement at the end of an annual term.  The expense limitation does not apply to interest, taxes, brokerage commissions, and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. SFM will be entitled to reimbursement of fees waived or reimbursed by SFM to a Fund, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded.  The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement amount.

For the fiscal year ended October 31, 2014, SFM earned fees of $4,840 on the SC Fund, all of which were waived.

For the fiscal year ended October 31, 2014, SFM earned fees of $7,278 on the SM Fund, all of which were waived.

INVESTMENT COMMITTEE

SCM and SFM utilize an investment committee (the “Investment Committee”), which is charged with the overall management of each Fund’s portfolio, including development and implementation of overall portfolio strategy and the day-to-day management of the portfolio. Members of the Investment Committee include: (1) Mr. Robert J. Sullivan, Chief Investment Officer; (2) Mr. Edward Moore, CFA, Director of Equity Research (3) Mr. Kevin Mirise, CFA, Senior Equity Analyst (4) Mr. Robert Johnson, Senior Equity Analyst (5) Ms. Robin Murchison, Senior Equity Analyst; and (5) Mr. Jeffrey MacCune, Director of Equity Trading and Operations (collectively, the “Committee Members”). The Investment Committee has the ultimate determination of a potential investment’s overall attractiveness and suitability, taking into account a Fund’s investment objective and other comparable investment opportunities.

OTHER FUNDS AND ACCOUNTS MANAGED – As of October 31, 2014, the Committee Members, each in their capacity as members of the investment committee of SCM and SFM, managed only the EC, SC and SM Funds and did not manage any other client accounts or pooled investment vehicles.  As of October 31, 2014, the total assets of the EC Fund were approximately $150 million and its advisory fee payable to SCM is not based on performance.  As of October 31, 2014, the total assets of the SC Fund were approximately $651 thousand and its advisory fee payable to SFM is not based on performance.  As of October 31, 2014, the total assets of the SM Fund were approximately $1.3 million and its advisory fee payable to SFM is not based on performance.

CONFLICTS OF INTEREST – SCM and SFM will take all reasonably necessary precautions to prevent apparent or real conflicts of interest.  Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances.  The Adviser believes that material conflicts of interest are unlikely to arise because the Funds’ investment strategies differ.  However, in the event any such apparent or real conflicts arise, the Adviser would expect that they would be addressed through its allocation policies.  The Investment Committee will attempt to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a Fund and another Fund or other advisory account, if any.

COMMITTEE MEMBER COMPENSATION – Mr. Sullivan is a controlling shareholder of both SCM and SFM. For his services, Mr. Sullivan receives a fixed annual salary plus a bonus that is not tied to the performance of the Funds. In addition, as an owner of SCM and SFM, Mr. Sullivan is entitled to receive distributions from each firm's net profits.

For his services, Mr. Johnson receives a fixed annual salary plus a bonus that is at the sole discretion of Mr. Sullivan, as the majority owner of SCM and SFM.  Mr. Johnson does not receive compensation that is based upon a Funds’ pre- or after-tax performance or the value of assets held by such entities. Mr. Johnson does not receive any special or additional compensation from SCM or SFM for his services as Senior Equity Analyst. In addition, as an owner of SFM, Mr. Johnson is entitled to receive distributions from each firm's net profits.

For his services, Mr. Moore receives a fixed annual salary plus a bonus that is at the sole discretion of Mr. Sullivan, as the majority owner of SCM and SFM. Mr. Moore does not receive compensation that is based upon a Fund’s pre- or after-tax performance or the value of assets held by such entities. Mr. Moore does not receive any special or additional compensation from SCM or SFM for his services as Director of Equity Research.  In addition, as an owner of SFM, Mr. Moore is entitled to receive distributions from each firm's net profits.

For his services, Mr. MacCune receives a fixed annual salary plus a bonus that is at the sole discretion of Mr. Sullivan, as the majority owner of SCM and SFM. Mr. MacCune does not receive compensation that is based upon a Fund’s pre- or after-tax performance or the value of assets held by such entities. Mr. MacCune does not receive any special or additional compensation from SCM and SFM for his services as Director of Equity Trading and Operations.  In addition, as an owner of SFM, Mr. MacCune is entitled to receive distributions from each firm's net profits.

For his services, Mr. Mirise receives a fixed annual salary plus a bonus that is at the sole discretion of Mr. Sullivan, as the majority owner of SCM and SFM.  Mr. Mirise does not receive compensation that is based upon a Fund’s pre- or after-tax performance or the value of assets held by such entities. Mr. Mirise does not receive any special or additional compensation from SCM or SFM for his services as Senior Equity Analyst.  In addition, as an owner of SFM, Mr. Mirise is entitled to receive distributions from each firm's net profits.

For her services, Ms. Murchison receives a fixed annual salary plus a bonus that is at the sole discretion of Mr. Sullivan, as the majority owner of SCM and SFM.  Ms. Murchison does not receive compensation that is based upon a Fund’s pre- or after-tax performance or the value of assets held by such entities. Ms. Murchison does not receive any special or additional compensation from SCM or SFM for his services as Senior Equity Analyst.  In addition, as an owner of SFM, Mr. Sullivan is entitled to receive distributions from each firm's net profits. In addition, as an owner of SFM, Ms. Murchison is entitled to receive distributions from each firm's net profits.

As of October 31, 2014, the Portfolio Managers and Committee Members beneficially owned shares of the Funds as follows:

Name	Name of Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities Held in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert J. Sullivan	EC Fund SC Fund SM Fund	$ 10,001 – $50,000 Over $100,000 Over $100,000	Over $100,000
Robert Johnson	EC Fund	$ 10,001 - $50,000	$ 10,001 – $50,000
Edward Moore	EC Fund SC Fund SM Fund	Over $100,000 $50,000 to $100,000 $50,000 to $100,000	Over $100,000
Jeffrey MacCune	EC Fund	$ 1 – $10,000	$ 1 – $10,000
Kevin Mirise	EC Fund	$ 1 – $10,000	$ 1 – $10,000
Robin Murchison	None	None	None

OTHER SERVICE PROVIDERS

ADMINISTRATOR – Satuit Funds Administration, LLC, located at 238 Public Square, Suite 200, Franklin, TN, 37064, serves as the administrator of the Funds. The Administrator supervises all aspects of the operation of the Funds pursuant to an Operating Services Agreement which obligates the Funds to pay the Administrator a monthly fee at a fixed rate based on each Fund’s average daily net assets.  Mr. Sullivan is the President and a control person of SCM and SFM, and he owns 100% of the Administrator.

CUSTODIAN –US Bank, N.A., 425 Walnut Street, 6th Floor, Cincinnati, Ohio 45202, serves as custodian for the Funds’ cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds.

ACCOUNTING SERVICES – Pursuant to an Accounting Service Agreement (the “Accounting Agreement”) between the Trust and Mutual Shareholder Services, LLC (“MSS”), 8000 Towne Center Drive, Suite 400, Broadview Heights, OH  44147, MSS is responsible for accounting relating to the Funds and their investment transactions; maintaining certain books and records of the Funds; determining daily the net asset value per share of each Fund; and preparing security position, transaction and cash position reports.  MSS also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. MSS is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records. For its services as accounting agent, MSS receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT – Pursuant to a Transfer Agent Agreement with the Trust, MSS acts as the Funds’ transfer and disbursing agent.  MSS provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. MSS is responsible for processing orders and payments for share purchases. MSS mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. MSS disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, MSS receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee plus out-of-pocket expenses.

DISTRIBUTOR –Rafferty Capital Markets, located at 59 Hilton Avenue, Garden City, NY 11530, serves as the Funds’ principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”). The offering of each Fund’s shares is continuous. RCM may receive fees pursuant to a Fund’s Rule 12b-1 Plan during the period it serves as the Funds’ distributor.  In addition, the Funds pay intermediaries fees pursuant to the Funds’ Rule 12b-1 Plan and may pay unaffiliated third parties who enter into servicing agreements with the Distributor for providing shareholder services to the Funds’ shareholders, as described in the prospectus and this SAI.

During the fiscal year ended October 31, 2014, the EC Fund paid the following compensation as a result of the sale of Fund shares:

Net underwriting discounts and commissions	Compensation on redemptions and purchases	Brokerage commissions	Other compensation(1)

None	None	$1,767,891	$527,281

(1)   Rule 12b-1 Distribution and Service Fees

During the fiscal year ended October 31, 2014, the SC Fund paid the following compensation as a result of the sale of Fund shares:

Net underwriting discounts and commissions	Compensation on redemptions and purchases	Brokerage commissions	Other compensation(1)

None	None	$2,722	$1,776

(1)   Rule 12b-1 Distribution and Service Fees

During the fiscal year ended October 31, 2014, the SM Fund paid the following compensation as a result of the sale of Fund shares:

Net underwriting discounts and commissions	Compensation on redemptions and purchases	Brokerage commissions	Other compensation(1)

None	None	$2,770	$2,114

(1)   Rule 12b-1 Distribution and Service Fees

OTHER EXPENSES - The Funds pay certain operating expenses that are not assumed by an investment adviser, the Trust or any of their respective affiliates. These expenses, together with fees paid to an investment adviser, the Administrator, the Custodian, the Distributor and the Transfer Agent, are deducted from the income of the applicable Fund before dividends are paid. These expenses include, but are not limited to, expenses of officers and Trustees who are not affiliated with an investment adviser, the Trust or any of their respective affiliates, taxes, interest, legal fees, custodian fees, audit fees, brokerage fees and commissions, the expenses of reports to shareholders, shareholders' meetings and proxy solicitations.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM – Cohen Fund Audit Services, Ltd., serves as the Funds’ independent registered public accounting firm.

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

Each Fund’s assets are invested by its investment adviser in a manner consistent with such Fund’s investment objective, policies, and restrictions, and with any instructions the Board may issue from time to time. Within this framework, the Fund's investment adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of each Fund.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

In placing orders for the purchase and sale of portfolio securities for the Funds, each Fund's investment adviser will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to, and in accordance with, any instructions the Board may issue from time to time.  Each Fund's investment adviser will select broker-dealers to execute portfolio transactions on behalf of the Funds primarily on the basis of best price and execution.

When consistent with the objectives of prompt execution and favorable net price, business may be placed with broker-dealers who furnish investment research or services to each Fund's investment adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to each Fund's investment adviser, the adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the “1934 Act”) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, each Fund's investment adviser may receive brokerage and research services and other similar services from many broker-dealers with which the adviser may place the Funds’ portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the adviser. Where the services referred to above are not used exclusively by the adviser for research purposes, the adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to the adviser and its affiliates in advising a variety of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because the adviser and its affiliates receive these services even though the adviser might otherwise be required to purchase some of these services for cash.

As permitted by Section 28(e) of the 1934 Act, each Fund's investment adviser may cause the Funds to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to the adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Funds on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. each Fund's investment adviser’s authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Each Fund's investment adviser does not currently intend to cause a Fund to make such payments. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in “principal” transactions. Accordingly, each Fund's investment adviser will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The EC Fund paid brokerage commissions of $1,767,891, $1,643,241, $1,658,847, and $1,170,620 for the fiscal years ended October 31, 2014, 2013, 2012 and 2011, respectively.

The SC Fund paid brokerage commissions of $2,722 and $1,070 for the fiscal years ended October 31, 2014 and 2013, respectively.

The SM Fund paid brokerage commissions of $2,770 and $803 for the fiscal years ended October 31, 2014 and 2013, respectively.

PORTFOLIO TURNOVER

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Funds must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Funds may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Funds do not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Each Fund's investment adviser makes purchases and sales for each Fund’s portfolio whenever necessary, in the adviser’s opinion, to meet such Fund’s objective.

SFM anticipates that the average annual portfolio turnover rate of the SC Fund and SM Fund will be, under normal conditions, between 100% and 200%. If the SC and/or SM Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareholders to incur a higher level of taxable income or capital gains.

SCM anticipates that the average annual portfolio turnover rate of the EC Fund will be, under normal conditions, between 100% and 200%. If the EC Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareholders to incur a higher level of taxable income or capital gains.

The table below shows each Fund's portfolio turnover for the last three fiscal years

Fund	2014	2013	2012
EC Fund	109%	115%	154%
SC Fund	235%	104%	N/A*
SM Fund	233%	101%	N/A*

*  The SC and SM Funds commenced operations on April 1, 2013.

TAXATION

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Funds that acquires, holds and/or disposes of shares of the Funds, and reflects provisions of the Code, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this statement of additional information. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Funds and the discussion set forth herein does not constitute tax advice. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in the Funds may be subject to state, local and foreign taxes.

The Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, the Funds will not incur federal income taxes on its net investment company taxable income and net capital gain to the extent distributed in a timely manner to shareholders in the form of dividends or capital gain distributions.

To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or other income derived with respect to its business of investing in such stock, securities or currencies and (ii) net income from interests in “qualified publicly traded partnerships” (as defined by the Code); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in securities (other than U.S. Government securities or the securities of other regulated investment companies) of (I) any one issuer; (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more “qualified publicly traded partnerships,” as defined in the Code; and (c) distribute to its shareholders at least 90% of its investment company taxable income, as defined by the Code, and 90% of its net exempt interest income each taxable year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Funds must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years. Under the Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal income tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares.  Under current law, certain income distributions paid by the Funds to individual taxpayers are taxed at rates equal to those applicable to net long-term capital gains (generally, 15%). This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and the dividends are attributable to qualified dividend income received by a Fund itself. We cannot assure you as to what percentage of the dividends paid on the shares will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.  Under current law, taxation of qualified dividends at long-term capital gain rates will terminate for taxable years beginning on or after January 1, 2012.

Distributions from the Funds, except in the case of distributions of qualified dividend income, as described above, or capital gain dividends, as described below, generally will be taxable to shareholders as ordinary dividend income to the extent of the Funds’ current and accumulated earnings and profits.

Distributions of net capital gains (that is, the excess of net gains from the sale of capital assets held more than one year over net losses from the sale of capital assets held for not more than one year) properly designated as capital gain dividends will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held the shares in the Funds. Corporate investors are not eligible for the dividends-received deduction with respect to distributions derived from short-or long-term capital gains from the Funds but may be entitled to such a deduction in respect to distributions attributable to dividends received by the Funds. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Funds in October, November or December of the year with a record date in such a month and paid by the Funds during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Any redemption or exchange of a Fund’s shares is a taxable event and may result in a capital gain or loss. A gain or loss, if the shares are capital assets in the shareholder’s hands, will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed by “wash sale” rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may also be subject to state and local taxes.

Ordinarily, distributions and redemption proceeds paid to Fund shareholders are not subject to withholding of federal income tax. However, 28% of each Fund’s distributions and redemption proceeds must be withheld if a Fund shareholder fails to supply the Fund or its agent with such shareholder’s taxpayer identification number or if the Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder’s status as an exempt recipient.

The foregoing discussion is only a summary of some of the tax considerations generally affecting each Fund and its shareholders and does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Funds.

VOTING AND OWNERSHIP OF SHARES

Each share of each Fund has one vote in the election of Trustees. Cumulative voting is not authorized for the Funds. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Funds and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The authorized capitalization of the Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable.

DISTRIBUTION

In connection with the promotion of the sales of the Funds, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

PURCHASE OF SHARES

You may purchase shares of the Funds directly from the Trust.  You may also buy shares through accounts with brokers or dealers and other institutions (“authorized institutions”) that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. You will also generally have to address your correspondence or questions regarding the Funds to your authorized institution. The offering price per share is equal to the NAV next determined after the Funds or authorized institution receives your purchase order.

Authorized institutions may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual authorized institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and this statement of additional information. Your authorized institution will provide you with specific information about any processing or service fees you will be charged.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Funds on time. Certain authorized institutions have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your order to the Funds by the time they price their shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Funds reserve the right to reject any purchase order and to suspend the offering of shares of the Funds. Under certain circumstances the Trust or a Fund's investment adviser may waive the minimum initial investment for purchases by officers, directors, and employees of the Trust and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). A Fund may also change or waive policies concerning minimum investment amounts at any time.

REDEMPTION OF SHARES

Redemption of shares, or payment for redemptions, may be suspended at times (a) when the NYSE is closed for other than customary weekend or holiday closings, (b) when trading on said exchange is restricted, (c) when an emergency exists, as a result of which disposal by a Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for such Fund fairly to determine the value of its net assets, or (d) during any other period when the SEC, by order, so permits, provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist.

Shareholders who purchased shares through a broker-dealer may also redeem such shares by written request to the Transfer Agent which shares are held by the Transfer Agent at the address set forth in the prospectus. To be considered in “good order,” written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder’s Fund account number, including either the social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $5,000 or more or redemption proceeds are to be paid by someone other than the shareholder at the shareholder’s address of record, the signature(s) must be guaranteed by an “eligible guarantor institution,” which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. The Transfer Agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder’s address of record. Share purchases and redemptions are governed by Delaware state law.

You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Funds will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions. Each Fund’s procedure is to redeem shares at the NAV determined after the Fund or authorized institution receives the redemption request in proper order, less any applicable redemption fee. Payment will be made promptly, but no later than the seventh day following receipt of the redemption request in proper order.

SPECIAL SHAREHOLDER SERVICES

Each Fund offers the following shareholder services:

Regular Account - The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectus to open your account.

Telephone Transactions - A shareholder may redeem shares by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Funds employ reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Funds believe to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder’s identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Fund from unauthorized transactions.

DIVIDENDS AND DISTRIBUTIONS

Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for the Funds, if any, are also declared and paid on an annual basis. Dividends and distributions are payable to shareholders of record at the time of declaration.

Distributions from the Funds are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

NET ASSET VALUE

The price per share of each Fund is referred to as the Fund’s “net asset value.” The method for determining each Fund’s net asset value is summarized in the prospectus under the heading “Net Asset Value”. The net asset value of each Fund’s shares is determined on each day on which the NYSE is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year’s Day, President’s Day, Good Friday, Dr. Martin Luther King, Jr. Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both “total return” and “yield” figures are based on the historical performance of a fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

YIELD INFORMATION - From time to time, the Funds may advertise a yield figure. A portfolio’s yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio’s share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                                  6

      Yield = 2[(a-b +1)-1]

                 ---

                  cd

where:

a     =    dividends and interest earned during the period.

b     =    expenses accrued for the period (net of reimbursements).

c     =    the   average   daily   number  of  shares   outstanding

           during the period that were entitled to receive dividends.

d     =    the  maximum  offering  price  per share on the last day

           of the period.

A Fund’s yield, as used in advertising, is computed by dividing the Fund’s interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period dividing this figure by the Fund’s NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating a Fund’s yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund’s financial statements.

TOTAL RETURN PERFORMANCE - Under the rules of the SEC, fund advertising performance must include total return quotes, “T” below, calculated according to the following formula:

                 n

      P(1+T) = ERV

where:

P     =    hypothetical initial payment of $1,000

T     =    average annual total return

n     =    number of years (1,5 or 10)

ERV   =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or “T” in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Total return, or “T” in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Based on the foregoing, the EC Fund’s average annual total returns (before taxes) for the period or years indicated would be:

                                     Periods ended December 31, 2014

One Year	Five Years	Ten Years
-6.82%	12.34%	8.60%

Based on the foregoing, the SC Fund’s average annual total returns (before taxes) for the period or years indicated would be:

                          Periods ended December 31, 2014

One Year	Since Inception
6.12%	24.57%

Based on the foregoing, the SM Fund’s average annual total returns (before taxes) for the period or years indicated would be:

                          Periods ended December 31, 2014

One Year	Since Inception
10.60%	26.84%

The “average annual total returns (after taxes on distributions)” and “average annual total returns (after taxes on distributions and redemptions)” for the Fund’s No-Load Shares are included in the prospectus.

“Average annual total return (after taxes on distributions)” for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

“Average annual total return (after taxes on distributions and redemptions)” for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

PERFORMANCE REPORTING - Each Fund’s performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indexes of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Company Institute; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Funds may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund’s historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund’s 1-year, 3-year, 5-year, and 10- year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor’s and Moody’s Investor Service, Inc.

CDA/Weisenberger’s Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate each Fund’s performance. The Funds may, from time to time, refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor’s Business Daily, Kiplinger’s Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

LEGAL COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Legal matters in connection with the Trust, including the issuance of shares of beneficial interest of the Funds, are passed upon by Blank Rome, LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174. Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH  44115 has been selected as the independent registered public accounting firm for the Funds.

OTHER INFORMATION

The Trust has filed a registration statement under the 1933 Act and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of the Fund or the Adviser by the SEC.

For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this SAI concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

FINANCIAL STATEMENTS

Investors in the Funds will be informed of the Funds’ progress through periodic reports.  Financial statements certified by the Funds’ independent registered public accounting firm will be submitted to shareholders at least annually.

You can receive free copies of reports, request other information and discuss your questions about the Funds by contacting the Funds directly at:

SATUIT CAPITAL MANAGEMENT TRUST

C/O Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

1-866-9-SATUIT

The Trust’s audited financial statements and notes thereto for the year ended October 31, 2014 and the unqualified report of Cohen Fund Audit Services, Ltd., the Trust's independent registered public accounting firm, on such financial statements are included in the Trust’s Annual Report to Shareholders for the year ended October 31, 2014 (the “Annual Report”) and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report by writing to the EC Fund or calling 1-866-9-SATUIT.

PART C - OTHER INFORMATION

ITEM 28.  EXHIBITS

(a)

Declaration of Trust.

(1)

Certificate of Trust and Declaration of Trust dated August 29, 2000, as filed with the Secretary of State,  are  incorporated by reference to Exhibit 23 (a) to the Registrant's initial  Registration  Statement on Form N-1A (File Nos. 333-45040/811-10103) as filed with the U.S.  Securities and Exchange Commission (the "SEC") on September 1, 2000.

(2)

Amendment No. 1 to the Declaration of Trust dated November 13, 2000 is incorporated herein by reference to Exhibit 23 (a) of Pre-Effective  Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-45040/811-10103) as filed with the SEC on November 22, 2000.

(b)

By-Laws.

(1)

The By-Laws of the Registrant are incorporated herein by reference Exhibit 23 (b) to the Registrant's initial Registration Statement on Form N1-A (File Nos.  333-45040/811-10103) as filed with the U.S. Securities and Exchange Commission (the "SEC) on September 1, 2000.

(c)

Instruments Defining Rights of Security Holders.-

Not applicable

(d)

Investment Advisory Contracts.

(1)

Form of Investment Advisory Agreement dated December 12, 2000 between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(d) of Post-Effectve Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos.333-45040/811-10103) as filed with the SEC on February 28, 2002 ("PEA No. 1").

(2)

Form of Investment Advisory Agreement, dated April 1, 2013, between Satuit Funds Management, LLC and the Registrant on behalf of the Satuit U.S Small Cap Fund and Satuit U.S. SMID Cap Fund, is incorporated herein by reference to Exhibit 99d-2 of Post-Effectve Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.333-45040/811-10103) as filed with the SEC on November 12, 2013 ("PEA No. 25").

(e)

Underwriting Contracts.-

(1)

Form of Distribution Agreement between the Registrant and Rafferty Capital Markets, LLC is incorporated herein by reference to Exhibit 28(d)(1) of Post-Effective Amendment No. 18 to the Registrant’s Registration Statement filed on November 21, 2011 (“PEA No. 18”).

(f)

Bonus or Profit Sharing Contracts.-

Not Applicable.

(g)

Custodian Agreement.

(1)

Custodian Agreement dated September 1, 2008 between US Bank and the Registrant is incorporated by reference to Exhibit 23(g)(1) of Post-Effective Amendment No. 13 to the Registration Statement filed on February 27, 2009

(h)

Other Material Contracts.

(1)

Form of Transfer Agency Agreement dated September 1, 2008 between Mutual Shareholder Services, LLC and the Registrant is incorporated by reference to Exhibit 23(h)(1) of Post-Effective Amendment No. 13 to the Registration Statement filed on February 27, 2009.

(2)

Form of Accounting Services Agreement dated September 1, 2008 between Mutual Shareholder Services, LLC and the Registrant is incorporated by reference to Exhibit 23(h)(2) of Post-Effective Amendment No. 13 to the Registration Statement filed on February 27, 2009.

(3)

Form of Shareholder Servicing Agreement for the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit No. of 23(h)(3) to the Registrant's initial Registration Statement on Form N1-A (File Nos. 333-45040/811-10103) as filed with the SEC on September 1, 2000.

(4)

Form of Operating Services Agreement between Satuit Funds Administration, LLC and the Registrant is incorporated herein by reference to Exhibit 28(h)(4) of PEA No. 18.

(5)

Form of Expense Limitation Agreement dated November 1, 2001 between Satuit Capital Management, LLC and the Registrant on behalf of Satuit Capital U.S. Emerging Companies Fund (f/k/a Satuit Capital Micro Cap Fund) is incorporated herein by reference to Exhibit 23(h)(5) of PEA No. 1.

(6)

Form of Expense Limitation Agreement dated April 1, 2013 between Satuit Funds Management, LLC and the Registrant on behalf of the Satuit U.S. Small Cap Fund and the Satuit U.S. SMID Cap Fund is incorporated herein by reference to Exhibit 99h-6 of Post-Effectve Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.333-45040/811-10103) as filed with the SEC on November 12, 2013 ("PEA No. 25").

(7)

Powers-of-Attorney.

(a)

Power-of Attorney for Mr. Samuel Boyd, Jr. is incorporated herein by reference to Exhibit 23(h)(5)(1) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed on December 30, 2008 (“PEA No. 12”).

(b)

Power of Attorney for Mr. Anthony J. Hertl is incorporated herein by reference to Exhibit 23(h)(5)(2) of PEA No. 12.

(c)

Power of Attorney for Mr. Paul Dickinson is incorporated herein by reference to Exhibit 23(h)(5)(3) of PEA No. 12.

(d)

Power of Attorney for Mr. William Poist is incorporated herein by reference to Exhibit 23(h)(5)(4) of PEA No. 12.

(i)

Legal Opinion.

(1)

Form of Opinion of Counsel of Spitzer & Feldman P.C. is incorporated herein by reference to Exhibit No. 23(i) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-45040/811-10103) as filed with the SEC on November 22, 2000.

(j)

Other Opinions and Consents.

(1)

Consent of Cohen Fund Audit Services, Ltd. is filed herein as Exhibit 99j-1.

(k)

Omitted Financial Statements.

Not Applicable.

(l)

Subscription Agreements.

(1)

Form of Subscription Agreement dated November 21, 2000 between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(l) of PEA No. 1.

(m)

Rule 12b-1 Plan.

(1)

Form of Distribution Plan on behalf of Satuit Capital U.S. Emerging Companies Fund’s No-Load Shares (formerly known as Class A Shares) is incorporated herein by reference to Exhibit 23(m)(1) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on September 21, 2000.

(2)

Form of Distribution Plan on behalf of Satuit Capital U.S. Small Cap and SMID Cap Fund No-Load Shares is filed herein as Exhibit 99m-2.

(n)

Rule 18f-3 Plan.-

Not Applicable.

(o)

Reserved.

(p)

Codes of Ethics.

(1)

Form of Code of Ethics of the Registrant and Satuit Capital Management, LLC (the investment adviser to the Satuit Emerging Markets Fund) is incorporated herein by reference to Exhibit 99P of PEA No. 18.

(2)

Amended Code of Ethics of the Registrant, Satuit Capital Management, LLC, and Satuit Funds Management, LLC, dated August 1, 2013, is incorporated herein by reference to Exhibit 99p-2 of Post-Effectve Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.333-45040/811-10103) as filed with the SEC on November 12, 2013 ("PEA No. 25").

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable

ITEM 30.  INDEMNIFICATION.

     (a) Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling  persons of the Registrant,  the  Registrant  has been advised  that, in the opinion of the Securities and Exchange Commission,  such  indemnification  is against  public policy as expressed in the Act and is,  therefore,  unenforceable.  In the event that a claim  for  indemnification  against  such  liabilities  (other  than the payment by the Registrant of expenses incurred or paid by a trustee,  officer or controlling person of the Registrant in the  successful  defense of any action, suit or proceeding) is asserted by such trustee,  officer or controlling  person in connection with the securities being registered,  the Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent, submit to a court of appropriate  jurisdiction  the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which the investment adviser, and each director, officer or partner of such investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of the investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser

Form ADV File Number

Satuit Capital Management, LLC

801-57862

Satuit Funds Management, LLC

801-73070

ITEM 32.  PRINCIPAL UNDERWRITERS.

(a)

Rafferty Capital Markets, LLC

(b)

Not Applicable

(c)

Not Applicable.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)

Satuit Capital Management, LLC, 238 Public Square, Suite 200, Franklin, TN 37064 (records relating to its function as investment adviser to Satuit Capital U.S. Emerging Companies Fund (f/k/a Satuit Capital Micro Cap Fund)).

(b)

Satuit Funds Management, LLC, 238 Public Square, Suite 200, Franklin, TN 37064 (records relating to its function as investment adviser to Satuit Capital U.S. Small Cap Fund and Satuit U.S. SMID Cap Fund).

(b)

US Bank CN-OH-W6TC 425 Walnut Street, 6th Floor, Cincinnati, Ohio 45202 (records relating to its functions as custodian for Satuit Capital U.S. Emerging Companies Fund, Satuit U.S. Small Cap Fund, and Satuit U.S. SMID Cap Fund).

(c)

Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 (records relating to its function as transfer agent to Satuit Capital U.S. Emerging Companies Fund, Satuit U.S. Small Cap Fund, and Satuit U.S. SMID Cap Fund).

(d)

Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 (records relating to its function as accounting services agent to Satuit Capital U.S. Emerging Companies Fund, Satuit U.S. Small Cap Fund, and Satuit U.S. SMID Cap Fund).

(e)

Satuit Funds Administration, LLC, 238 Public Square, Suite 200, Franklin, TN 37064 (records relating to its function as administrator to Satuit Capital U.S. Emerging Companies Fund, Satuit U.S. Small Cap Fund, and Satuit U.S. SMID Cap Fund).

(f)

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, NY 11530 (records relating to its function as distributor of the shares of Satuit Capital U.S. Emerging Companies Fund, Satuit U.S. Small Cap Fund, and Satuit U.S. SMID Cap Fund).

(g)

Drake Compliance, LLC, 422 Fleming Street, Suite 7, Key West, FL  33040 (records relating to its function as Chief Compliance Officer to the Trust).

ITEM 34.  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A or B of this Form.

ITEM 35.  UNDERTAKINGS.

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the 1940 Act, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Agreement and Declaration of Trust and By-Laws in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Satuit Capital Management Trust (the "Trust") has duly caused this Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Franklin and the State of Tennessee on March 2, 2015.

SATUIT CAPITAL MANAGEMENT TRUST

By: /s/ Robert J. Sullivan

ROBERT J. SULLIVAN

Chairman, President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment No. 31 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Robert J. Sullivan	Chairman, President & Treasurer- Trustee	March 2, 2015
/s/ Anthony Hertl*	Trustee	March 2, 2015
/s/ Samual Boyd, Jr.*	Trustee	March 2, 2015
/s/ William Poist*	Trustee	March 2, 2015
/s/ Paul Dickinson*	Trustee	March 2, 2015

*  By Robert J. Sullivan, Attorney-In-Fact under Powers of Attorney

EXHIBIT INDEX

Exhibit 99j-1

Form of Consent of Cohen Fund Audit Services, Ltd.

Exhibit 99m-2

Form of 12b-1 Distribution Plan